File No.33-12899
                                                           811-5077
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

     Pre-Effective Amendment No.                                   [_]

     Post-Effective Amendment No. 20                               [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

     Amendment No. 20                                              [X]

                        (Check appropriate box or boxes.)

                      DREYFUS U.S. TREASURY SHORT TERM FUND
               (Exact Name of Registrant as Specified in Charter)


          c/o The Dreyfus Corporation
          200 Park Avenue, New York, New York       10166
          (Address of Principal Executive Offices)  (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 922-6000

                              Mark N. Jacobs, Esq.
                                 200 Park Avenue
                            New York, New York 10166
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

                  immediately upon filing pursuant to paragraph (b)
         ----
                  on     (DATE)      pursuant to paragraph (b)
         ----
                  60 days after filing pursuant to paragraph (a)(1)
         ----
           X      on May 1, 1999 pursuant to paragraph (a)(1)
         ----
                  75 days after filing pursuant to paragraph (a)(2)
         ----
                  on     (DATE)      pursuant to paragraph (a)(2) of Rule 485
         ----

If appropriate, check the following box:

                  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
         ----

DREYFUS

U.S. TREASURY

FUNDS

Investing in U.S. Treasury securities for current income with the preservation of capital and, for the Money Market Fund only, the maintenance of liquidity

PROSPECTUS May 1, 1999

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                 CONTENTS

                                  THE FUNDS
------------------------------------------------------

Each fund's                  1    Introduction
investment approach,
risks, performance,          2    Goal/Approach
expenses and related
information                  4    Main Risks

                             5    Past Performance

                             9    Expenses

                            13    Management

                            14    Financial Highlights

                                  YOUR INVESTMENT
--------------------------------------------------------------------

Information                 18    Account Policies
for managing your
fund account                21    Distributions and Taxes

                            22    Services for Fund Investors

                            24    Instructions for Regular Accounts

                            26    Instructions for IRAs

                                  FOR MORE INFORMATION
-------------------------------------------------------------------------------

Where to learn more               Back Cover
about these other
Dreyfus funds

THE FUNDS

DREYFUS 100% U.S. TREASURY
MONEY MARKET FUND
------------------------------
Ticker Symbol: DUSXX

DREYFUS U.S. TREASURY SHORT TERM FUND
------------------------------
Ticker Symbol: DRTSX

DREYFUS U.S. TREASURY INTERMEDIATE TERM FUND
------------------------------
Ticker Symbol: DRGIX

DREYFUS U.S. TREASURY LONG TERM FUND
-------------------------------
Ticker Symbol: DRGBX

This combined prospectus has been prepared for your convenience so that you can consider four investment choices in one document. Each fund is a separate entity with a separate investment portfolio and operations and results which are unrelated to those of each other fund. The funds differ in their average portfolio maturity, which affects their level of income and degree of share price fluctuation.

Each fund seeks as high a level of current income as is consistent with the preservation of capital and, for the Money Market Fund only, the maintenance of liquidity. To pursue this goal, each fund invests primarily, and in the case of the Money Market Fund, all of its assets in U.S. Treasury securities.

INFORMATION ON EACH FUND'S RECENT PERFORMANCE CAN BE FOUND IN ITS CURRENT ANNUAL/SEMIANNUAL REPORT (SEE BACK COVER).

Introduction

DREYFUS U.S TREASURY FUNDS

GOAL/APPROACH

DREYFUS 100% U.S. TREASURY FUND

THE MONEY MARKET FUND seeks to maintain a stable share price of $1.00. It invests only in U.S. Treasury securities. As a money market fund, it is subject to strict federal requirements and must maintain an average dollar-weighted portfolio maturity of 90 days or less and buy individual securities that have remaining maturities of 13 months or less.

DREYFUS U.S. TREASURY SHORT TERM FUND

THE SHORT TERM FUND seeks a higher level of current income than the Money Market Fund, and greater price stability than the Intermediate Term Fund. It invests primarily in U.S. Treasury securities, but also may invest in other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and enter into repurchase agreements. The dollar-weighted average maturity of its portfolio is expected to range between two and three years.

Concepts to understand

U.S. TREASURY SECURITIES: negotiable debt obligations of the U.S. government, secured by its full faith and credit and issued at various interest rates and maturities. The income from U.S. Treasury securities is exempt from state and local, but not federal, taxes.

REPURCHASE AGREEMENT: agreement between a seller and a fund as buyer whereby the seller agrees to repurchase a security at an agreed upon time and price. Dividends and distributions attributable to interest from repurchase agreements may be subject to state and local taxes.

DREYFUS U.S. TREASURY INTERMEDIATE TERM FUND

THE INTERMEDIATE TERM FUND seeks a higher level of current income than the Short Term Fund, and greater price stability than the Long Term Fund. It invests primarily in U.S. Treasury securities, but also may invest in other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, repurchase agreements, and options and futures. The dollar-weighted average maturity of its portfolio is expected to range between three and ten years.

DREYFUS U.S. TREASURY LONG TERM FUND

THE LONG TERM FUND seeks a higher level of current income than the Intermediate Term Fund. Its share price is expected to fluctuate more than that of the Intermediate Term Fund. It invests primarily in U.S. Treasury securities, but also may invest in other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, repurchase agreements, and options and futures. The dollar-weighted average maturity of its portfolio is expected to exceed ten years.

Concepts to understand

AVERAGE WEIGHTED MATURITY: the length of time, in days or years, until the securities held by a fund, on average, will mature, or be redeemed by its issuer. The average maturity is weighted according to the dollar amounts invested in the various securities in a fund. In general, the longer a fund's average weighted maturity, the more its share price will fluctuate in response to changing interest rates.

MAIN RISKS

Prices of bonds tend to move inversely with changes in interest rates. While a rise in rates may allow a fund to invest for higher yields, the most immediate effect is usually a drop in bond prices, and therefore in the fund's share price as well. As a result, the value of your investment in a fund could go up and down, which means that you could lose money. While the Money Market Fund has maintained a constant share price of $1.00 since inception, and will continue to try to do so, a sharp rise in interest rates could reduce the income level and/or share price of this fund, as well as the other funds.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to timely payment of interest and principal when held to maturity. Neither the market value of such securities nor the fund's share price is guaranteed.

An investment in any fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Repurchase agreements, in which the Short Term, Intermediate Term and Long Term funds may enter, involve the risk of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a fund's ability to dispose of the underlying securities.

Concepts to understand

Each of the Intermediate Term Fund and Long Term Fund may invest in certain derivatives, such as options and futures. Derivatives can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. A small investment in certain derivatives could have a potentially large impact on the fund's performance.

Each of the Intermediate Term Fund and Long Term Fund may lend its portfolio securities to brokers, dealers and other financial institutions, which could subject the fund to risk of loss if the institution breaches it agreement with the fund.

PAST PERFORMANCE

DREYFUS 100% U.S. TREASURY MONEY MARKET FUND

The two tables below show the fund's annual returns and long-term performance. The first table shows you how the fund's performance has varied from year to year. The second averages the fund's performance over time. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.

--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

BEST QUARTER:                                 Q2 '98         +2.07%

WORST QUARTER:                                Q2 '93         +0.61%

The fund's 7-day yield on 12/31/98 was 4.06%. For the fund's current yield, call toll-free 1-800-645-6561.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/98

1 Year                                          5 Years               10 Years
--------------------------------------------------------------------------------
4.55%                                            4.66%                  5.09%

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

DREYFUS U.S. TREASURY SHORT TERM FUND

The two tables below show the fund's annual returns and long-term performance. The first table shows you how the fund's performance has varied from year to year. The second compares the fund's performance over time to that of the Merrill Lynch Governments, U.S. Treasury, Short-Term Index. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.
                        --------------------------------------------------------

                        Year-by-year total return AS OF 12/31 EACH YEAR (%)

                        BEST QUARTER:         Q2 '89         +6.92%

                        WORST QUARTER:        Q1 '90         -1.20%
                        --------------------------------------------------------

                        Average annual total return AS OF 12/31/98

                                                1 Year       5 Years    10 Years
                       ---------------------------------------------------------
                       FUND                      6.14%         5.41%      7.27%

                       MERRILL LYNCH
                       GOVERNMENTS,
                       U.S. TREASURY,
                       SHORT-TERM INDEX          7.00%         5.98%      7.36%

What these funds are --
and aren't

These funds are mutual funds: pooled investments that are professionally managed and give you the opportunity to participate in financial markets. They strive to reach their stated goals, although as with all mutual funds, they cannot offer guaranteed results.

An investment in these funds is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in these funds, but you also have the potential to make money.

DREYFUS U.S. TREASURY INTERMEDIATE TERM FUND

The two tables below show the fund's annual returns and long-term performance. The first table shows you how the fund's performance has varied from year to year. The second compares the fund's performance over time to that of the Merrill Lynch Governments, U.S. Treasury, Intermediate-Term Index. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.
                        --------------------------------------------------------

                        Year-by-year total return AS OF 12/31 EACH YEAR (%)

                        BEST QUARTER:         Q2 '89         +7.34%

                        WORST QUARTER:        Q1 '94         -2.81%
                        --------------------------------------------------------

                        Average annual total return AS OF 12/31/98

                                             1 Year       5 Years      10 Years
                        --------------------------------------------------------

                        FUND                  7.61%        5.83%        8.36%

                        MERRILL LYNCH
                        GOVERNMENTS,
                        U.S. TREASURY,
                        INTERMEDIATE-TERM
                        INDEX                 8.63%        6.49%        8.33%

DREYFUS U.S. TREASURY LONG TERM FUND

The two tables below show the fund's annual returns and long-term performance. The first table shows you how the fund's performance has varied from year to year. The second compares the performance over time to that of the Merrill Lynch Governments, U.S. Treasury, Long-Term Index. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.

                        --------------------------------------------------------

                        Year-by-year total return AS OF 12/31 EACH YEAR (%)

                        BEST QUARTER:         Q2 '95         +9.96%

                        WORST QUARTER:        Q1 '94         -5.40%
                        --------------------------------------------------------

                        Average annual total return AS OF 12/31/98

                                             1 Year       5 Years      10 Years
                        --------------------------------------------------------

                        FUND                 10.84%        7.21%        10.08%

                        MERRILL LYNCH
                        GOVERNMENTS,
                        U.S. TREASURY,
                        LONG-TERM
                        INDEX                13.55%        9.34%        11.48%

EXPENSES

DREYFUS 100% U.S. TREASURY MONEY MARKET FUND

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the following tables. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge (load) or 12b-1 distribution fees.

--------------------------------------------------------------------------------

Fee table

SHAREHOLDER TRANSACTION FEES                                               NONE
% OF TRANSACTION AMOUNT
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS

Management fees                                                           0.00%

Shareholder services fee                                                  0.00%

Other expenses                                                            0.00%
--------------------------------------------------------------------------------
TOTAL                                                                     0.00%
--------------------------------------------------------------------------------

Expense example

1 Year           3 Years                    5 Years             10 Years
--------------------------------------------------------------------------------

$000              $000                       $000                $0,000

                        This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to The Dreyfus Corporation for managing the fund. Unlike the arrangements between most investment advisers and their funds, Dreyfus pays all fund expenses except for brokerage fees, taxes, interest, fees and expenses of the independent directors, Rule 12b-1 fees and extraordinary expenses.

SHAREHOLDER SERVICES FEE: a fee of up to 0.25% used to reimburse Dreyfus Service Corporation for shareholder account service and maintenance.

DREYFUS U.S. TREASURY SHORT TERM FUND

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the following tables. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge (load) or 12b-1 distribution fees.

--------------------------------------------------------------------------------
Fee table

SHAREHOLDER TRANSACTION FEES                                               NONE
% OF TRANSACTION AMOUNT

Maximum account fee                                                         $12

CHARGED ONLY TO REGULAR ACCOUNTS WITH BALANCES
BELOW $2,000 (SEE "ACCOUNT POLICIES")
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS

Management fees                                                           0.00%

Shareholder services fee                                                  0.00%

Other expenses                                                            0.00%
--------------------------------------------------------------------------------
TOTAL                                                                      0.00%
--------------------------------------------------------------------------------

                        Expense example

                        1 Year       3 Years        5 Years          10 Years
                        --------------------------------------------------------
                         $000         $000           $000             $0,000

                        This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to The Dreyfus Corporation for managing the fund. Unlike the arrangements between most investment advisers and their funds, Dreyfus pays all fund expenses except for brokerage fees, taxes, interest, fees and expenses of the independent directors, Rule 12b-1 fees and extraordinary expenses.

SHAREHOLDER SERVICES FEE: a fee of up to 0.25% used to reimburse Dreyfus Service Corporation for shareholder account service and maintenance.

DREYFUS U.S. TREASURY INTERMEDIATE TERM FUND

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the following tables. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge (load) or 12b-1 distribution fees.

--------------------------------------------------------------------------------
Fee table

SHAREHOLDER TRANSACTION FEES                                               NONE
% OF TRANSACTION AMOUNT
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS

Management fees                                                           0.00%

Shareholder services fee                                                  0.00%

Other expenses                                                            0.00%
--------------------------------------------------------------------------------
TOTAL                                                                     0.00%
--------------------------------------------------------------------------------

Expense example

1 Year          3 Years                    5 Years             10 Years
--------------------------------------------------------------------------------
$000             $000                       $000               $0,000

                        This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to The Dreyfus Corporation for managing the fund. Unlike the arrangements between most investment advisers and their funds, Dreyfus pays all fund expenses except for brokerage fees, taxes, interest, fees and expenses of the independent directors, Rule 12b-1 fees and extraordinary expenses.

SHAREHOLDER SERVICES FEE: a fee of up to 0.25% used to reimburse Dreyfus Service Corporation for shareholder account service and maintenance.

DREYFUS U.S. TREASURY LONG TERM FUND

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the following tables. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge (load) or 12b-1 distribution fees.

--------------------------------------------------------------------------------
Fee table

SHAREHOLDER TRANSACTION FEES                                               NONE
% OF TRANSACTION AMOUNT
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS

Management fees                                                           0.00%

Shareholder services fee                                                  0.00%

Other expenses                                                            0.00%
--------------------------------------------------------------------------------
TOTAL                                                                     0.00%
--------------------------------------------------------------------------------

Expense example

1 Year              3 Years                    5 Years              10 Years
--------------------------------------------------------------------------------
$000                $000                       $000                 $0,000

                        This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to The Dreyfus Corporation for managing the fund. Unlike the arrangements between most investment advisers and their funds, Dreyfus pays all fund expenses except for brokerage fees, taxes, interest, fees and expenses of the independent directors, Rule 12b-1 fees and extraordinary expenses.

SHAREHOLDER SERVICES FEE: a fee of up to 0.25% used to reimburse Dreyfus Service Corporation for shareholder account service and maintenance.

MANAGEMENT

The investment adviser for each fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages one of the nation's leading mutual fund complexes, with more than $117 billion in more than 160 mutual fund portfolios. Dreyfus is the primary mutual fund business of Mellon Bank Corporation, a broad-based financial services company with a bank at its core. With more than $350 billion of assets under management and $1.7 trillion of assets under administration and custody, Mellon provides a full range of banking, investment and trust products and services to individuals, businesses and institutions. Its mutual fund companies place Mellon as the leading bank manager of mutual funds. Mellon is headquartered in Pittsburgh, Pennsylvania.

Management philosophy

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, the firm seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Dreyfus manages each fund by making investment decisions based on the fund's investment objective, policies and restrictions.

Concepts to understand

YEAR 2000 ISSUES: these funds could be adversely affected if the computer systems used by Dreyfus and the funds' other service providers do not properly process and calculate date-related information from and after January 1, 2000.

Dreyfus is working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which a fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of a fund's investments and its yield and share price.

FINANCIAL HIGHLIGHTS

The following tables describe each fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been independently audited by [ ] LLP, whose report, along with the fund's financial statements, is included in the annual report.

DREYFUS 100% U.S. TREASURY MONEY MARKET FUND

                                                                    YEAR ENDED DECEMBER 31,

                                                  1998           1997           1996            1995           1994
----------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period              1.00           1.00            1.00           1.00           1.00

Investment operations:

      Investment income -- net                     .045           .046            .046           .051           .033

Distributions:

      Dividends from investment
      income -- net                               (.045)         (.046)          (.046)         (.051)         (.033)

Net asset value, end of period                    1.00           1.00            1.00           1.00           1.00

Total return (%)                                  4.55           4.74            4.67           5.19           3.38
----------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to
average net assets (%)                             .75            .71             .73            .69            .71

Ratio of net investment income to
average net assets (%)                            4.46           4.64            4.55           5.09           3.29
----------------------------------------------------------------------------------------------------------------------

Net assets, end of period
($ x 1,000)                                  1,142,583      1,203,948       1,286,854      1,310,691      1,450,739

DREYFUS U.S. TREASURY SHORT TERM FUND

                                                                    YEAR ENDED DECEMBER 31,

                                                  1998           1997           1996            1995           1994
----------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)


Net asset value, beginning of period             14.77          14.82           15.14          14.55          15.75

Investment operations:

      Investment income -- net                     .87            .93             .90           1.03           1.15

      Net realized and unrealized gain
      (loss) on investments                        .01           (.05)           (.32)           .59          (1.20)

Total from investment operations                   .88            .88             .58           1.62           (.05)

Distributions:

      Dividends from investment
      income -- net                               (.87)          (.93)           (.90)         (1.03)         (1.15)

Net asset value, end of period                   14.78          14.77           14.82          15.14          14.55

Total return (%)                                  6.14           6.12            4.07          11.38           (.33)
----------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to
average net assets (%)                             .79            .70             .70            .65            .35

Ratio of net investment income to
average net assets (%)                            5.91           6.29            6.04           6.90           7.61

Decrease reflected in above
expense ratios due to actions
by the manager (%)                                 .14            .31             .27            .29            .59

Portfolio turnover rate (%)                     773.31         563.77          539.38         480.44         499.11
----------------------------------------------------------------------------------------------------------------------

Net assets, end of period
($ x 1,000)                                    185,908        195,398         187,826        188,726        172,556

DREYFUS U.S. TREASURY INTERMEDIATE TERM FUND

                                                                    YEAR ENDED DECEMBER 31,

                                                  1998           1997           1996            1995           1994
----------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period             12.70          12.69           13.13          12.16          13.60

Investment operations:

      Investment income -- net                     .80            .91             .82            .89            .91

      Net realized and unrealized gain
      (loss) on investments                        .15            .01            (.44)           .97          (1.44)

Total from investment operations                   .95            .92             .38           1.86           (.53)

Distributions:

      Dividends from investment
      income -- net                               (.80)          (.91)           (.82)          (.89)          (.91)

Net asset value, end of period                   12.85          12.70           12.69          13.13          12.16

Total return (%)                                  7.61           7.63            3.08          15.77          (3.97)
----------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to
average net assets (%)                             .80            .80             .80            .84            .89

Ratio of net investment income to
average net assets (%)                            6.19           7.30            6.41           7.02           7.15

Decrease reflected in above
expense ratios due to
actions by the manager (%)                         .17            .17             .13            .02              --

Portfolio turnover rate (%)                     957.80         643.20          728.01         492.76         696.65
----------------------------------------------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)          181,520        188,347         192,296        196,970        185,261

DREYFUS U.S. TREASURY LONG TERM FUND

                                                                    YEAR ENDED DECEMBER 31,

                                                  1998           1997           1996            1995           1994
----------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Net asset value, beginning of period             15.30          14.61           15.51          13.26          15.68

Investment operations:

      Investment income -- net                     .80            .93             .98            .96           1.01

      Net realized and unrealized gain
      (loss) on investments                        .81            .69            (.89)          2.25          (2.42)

Total from investment operations                  1.61           1.62             .09           3.21          (1.41)

Distributions:

      Dividends from investment
      income -- net                               (.80)          (.93)           (.99)          (.96)         (1.01)

Net asset value, end of period                   16.11          15.30           14.61          15.51          13.26

Total return (%)                                 10.84          11.69             .87          24.91          (9.18)
----------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to
average net assets (%)                             .80            .80             .80            .87            .98

Ratio of net investment income
to average net assets (%)                         5.10           6.48            6.74           6.69           7.08

Decrease reflected in above
expense ratios due to
actions by the manager (%)                         .21            .24             .19            .05             --

Portfolio turnover rate (%)                   1,181.52         905.99          765.13         634.38       1,213.04
----------------------------------------------------------------------------------------------------------------------

Net assets, end of period
($ x 1,000)                                    141,885        134,692         135,368        146,445        123,403

YOUR INVESTMENT

ACCOUNT POLICIES

BUYING SHARES

YOU PAY NO SALES CHARGES to invest in these funds. Your price for fund shares is the net asset value per share (NAV), which is generally calculated as of the close of trading on the New York Stock Exchange, usually 4:00 p.m. Eastern time, every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The Dreyfus 100% U.S. Treasury Money Market Fund uses the amortized cost method of valuing its securities. The other funds value their U.S. Treasury securities by averaging the most recent bid and asked prices; their other investments are valued at fair value by an independent pricing service approved by the fund's board.
                        --------------------------------------------------------

Minimum investments

                                                Initial      Additional
                        --------------------------------------------------------

REGULAR ACCOUNTS                                $2,500       $100
                                                             $500 FOR
                                                             TELETRANSFER
                                                             INVESTMENTS

DREYFUS AUTOMATIC                               $100         $100
INVESTMENT PLANS

                        All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day.

Concepts to understand

NET ASSET VALUE (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of existing shares.

AMORTIZED COST: a method of valuing a money market fund's portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. This method of valuation is designed to permit a fund to maintain a stable net asset value.

SELLING SHARES

YOU MAY SELL SHARES AT ANY TIME. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

BEFORE SELLING OR WRITING A CHECK FOR RECENTLY PURCHASED SHARES,
please note
that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to eight business days or until it has collected payment.
                        --------------------------------------------------------

Limitations on selling shares by phone

Proceeds
sent by                                   Minimum       Maximum
                        --------------------------------------------------------

CHECK                                     NO MINIMUM    $150,000 PER DAY

WIRE                                      $1,000        $250,000 FOR JOINT
                                                        ACCOUNTS
                                                        EVERY 30 DAYS

TELETRANSFER                              $500          $250,000 FOR JOINT
                                                        ACCOUNTS
                                                        EVERY 30 DAYS

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

o amounts of $1,000 or more on accounts whose address has been changed within the last 30 days

o    requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

GENERAL POLICIES

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

EACH FUND RESERVES THE RIGHT TO:

o refuse any purchase or exchange request including those from any individual or group who, in the fund's view, has or is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

o refuse any purchase or exchange request in excess of 1% of the fund's total assets

o change or discontinue its exchange privilege or temporarily suspend this privilege during unusual market conditions

o    change its minimum investment amounts

o delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

Each fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

Small account policies

To offset the relatively higher costs of servicing smaller accounts, each fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; IRA accounts; accounts participating in automatic investment programs; and accounts opened through a financial institution.

If your account falls below $500, your fund may ask you to increase your balance. If it is still below $500 after 30 days, the fund may close your account and send you the proceeds.

DISTRIBUTIONS AND TAXES

EACH FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income once a month, and distributes any net capital gains that it has realized once a year. Your dividends and distributions will be reinvested in your fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in an IRA or other tax-advantaged account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are federally taxable as follows:
                        --------------------------------------------------------

Taxability of distributions

Type of                                    Tax rate for    Tax rate for
distribution                               15% bracket     28% bracket or above
                        --------------------------------------------------------

INCOME                                     ORDINARY        ORDINARY
DIVIDENDS                                  INCOME RATE     INCOME RATE

SHORT-TERM                                 ORDINARY        ORDINARY
CAPITAL GAINS                              INCOME RATE     INCOME RATE

LONG-TERM
CAPITAL GAINS                              10%             20%

The tax status of your dividends and distributions will be detailed in your annual tax statement from the fund.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Concepts to understand

Except in tax-advantaged accounts, any sale or exchange of fund shares, including through the checkwriting privilege, may generate a tax liability.

The table at right can provide a guide for your potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold up to 12 months after buying them. "Long-term capital gains" applies to shares sold after 12 months.

SERVICES FOR FUND INVESTORS

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application or by calling 1-800-645-6561.
                        --------------------------------------------------------

For investing

DREYFUS AUTOMATIC             For making automatic investments from a designated
ASSET BUILDER(RM)             bank account.

DREYFUS PAYROLL               For making automatic investments through a payroll
SAVINGS PLAN                  deduction.

DREYFUS GOVERNMENT            For making automatic investments from your
DIRECT DEPOSIT                federal employment, Social Security or other
PRIVILEGE                     regular federal government check.

DREYFUS DIVIDEND              For automatically reinvesting the dividends and
SWEEP                         distributions from one Dreyfus fund into another
                              (not available for IRAs).

For exchanging shares

DREYFUS AUTO-                 For making regular exchanges from one Dreyfus
EXCHANGE PRIVILEGE            fund into another.

For selling shares

DREYFUS AUTOMATIC             For making regular withdrawals from most
WITHDRAWAL PLAN               Dreyfus funds.

Dreyfus Financial Centers

Through a nationwide network of Dreyfus Financial Centers, Dreyfus offers a full array of investment services and products. This includes information on mutual funds, brokerage services, tax-advantaged products and retirement planning.

Our experienced financial consultants can help you make informed choices and provide you with personalized attention in handling account transactions. The Financial Centers also offer informative seminars and events. To find the Financial Center nearest you, call 1-800-499-3327.

CHECKWRITING PRIVILEGE

YOU MAY WRITE REDEMPTION CHECKS against your account in amounts of $500 or more. These checks are free; however, a fee will be charged if you request a stop payment or if the transfer agent cannot honor a redemption check due to insufficient funds or another valid reason. Please do not postdate your checks or use them to close your account.

EXCHANGE PRIVILEGE

YOU CAN EXCHANGE $500 OR MORE from one Dreyfus fund into another (no minimum for retirement accounts). You can request your exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.

DREYFUS TELETRANSFER PRIVILEGE

TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call, use the Dreyfus TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and following the instructions on your application.

THE DREYFUS TOUCH(RM)

FOR 24-HOUR AUTOMATED ACCOUNT ACCESS, use Dreyfus Touch. With a touch-tone phone, you can easily manage your Dreyfus accounts, obtain information on other Dreyfus mutual funds and get current stock market quotes.

Retirement plans

Dreyfus offers a variety of retirement plans, including traditional, Roth and Education IRAs. Here's where you call for information:

o    for traditional, rollover, Roth and Education IRAs, call 1-800-645-6561

o    for SEP-IRAs, Keogh accounts, 401(k) and 403(b) accounts, call
     1-800-358-0910

INSTRUCTIONS FOR REGULAR ACCOUNTS

TO OPEN AN ACCOUNT

In Writing

Complete the application.

Mail your application and a check to:
The Dreyfus Family of Funds
P.O. Box 9387, Providence, RI 02940-9387

By Telephone

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

   o   ABA# 021000018

   o   Dreyfus 100% U.S. Treasury Money
       Market Fund  DDA# 8900119497

   o   Dreyfus U.S. Treasury Short Term Fund
       DDA# 8900119543

   o   Dreyfus U.S. Treasury Intermediate
       Term Fund  DDA# 8900119500

   o   Dreyfus U.S. Treasury Long Term Fund
       DDA# 8900119519

   o   your Social Security or tax ID number

   o  name(s) of investor(s)

Call us to obtain an account number. Return your application.

Automatically

WITH AN INITIAL INVESTMENT Indicate on your application which automatic service(s) you want. Return your application with your investment.

Via the Internet

COMPUTER Visit the Dreyfus Web site http://www.dreyfus.com and follow the instructions to download an account application.

TO ADD TO AN ACCOUNT

In Writing

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to:
The Dreyfus Family of Funds
P.O. Box 105, Newark, NJ 07101-0105

By Telephone

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

o  ABA# 021000018

o  Dreyfus 100% U.S. Treasury Money
   Market Fund  DDA# 8900119497

o  Dreyfus U.S. Treasury Short Term Fund
   DDA# 8900119543

o  Dreyfus U.S. Treasury Intermediate
   Term Fund  DDA# 8900119500

o  Dreyfus U.S. Treasury Long Term Fund
   DDA# 8900119519

o  your account number

o  name(s) of investor(s)

ELECTRONIC CHECK Same as wire, but before your account number insert "1111".

TELETRANSFER Request TeleTransfer on your application. Call us to request your transaction.

Automatically

ALL SERVICES Call us to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the forms along with any other required materials.

TO SELL SHARES

In Writing

Write a redemption check OR letter of instruction that includes:

o your name(s) and signature(s)

o your account number

o the fund name and share class

o the dollar amount you want to sell

o how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").

Mail your request to: The Dreyfus Family of Funds P.O. Box 9671, Providence, RI 02940-9671

By Telephone

WIRE Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be wired to your bank.

TELETRANSFER Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be sent to your bank by electronic check.

CHECK Call us to request your transaction. A check will be sent to the address of record.

Automatically

DREYFUS AUTOMATIC WITHDRAWAL PLAN Call us to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.

To reach Dreyfus, call toll free in the U.S.

1-800-645-6561

Outside the U.S. 516-794-5452

Make checks payable to:

THE DREYFUS FAMILY OF FUNDS

You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

INSTRUCTIONS FOR IRAS

TO OPEN AN ACCOUNT

In Writing

Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

Mail your application and a check to:
The Dreyfus Trust Company, Custodian
P.O. Box 6427, Providence, RI 02940-6427

By Telephone




Automatically



Via the Internet

COMPUTER Visit the Dreyfus Web site http://www.dreyfus.com and follow the instructions to download an account application.


TO ADD TO AN ACCOUNT

In Writing

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail in the slip and the check (see "To Open an Account" at left).

By Telephone

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

o  ABA# 021000018

o  Dreyfus 100% U.S. Treasury Money
   Market Fund  DDA# 8900119497

o  Dreyfus U.S. Treasury Short Term Fund
   DDA# 8900119543

o  Dreyfus U.S. Treasury Intermediate
   Term Fund  DDA# 8900119500

o  Dreyfus U.S. Treasury Long Term Fund
   DDA# 8900119519

o  your account number

o  name of investor

o  the contribution year

ELECTRONIC CHECK Same as wire, but before your account number insert the appropriate number as shown at right.

TELEPHONE CONTRIBUTION Call to request us to move money from a regular Dreyfus account to an IRA (both accounts must be held in the same shareholder name).

Automatically


ALL SERVICES Call us to request a form to add an automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials. All contributions will count as current year.


TO SELL SHARES

In Writing

Write a redemption check* OR write a letter of instruction that includes:

o your name and signature

o your account number and fund name

o the dollar amount you want to sell

o how and where to send the proceeds

o whether the distribution is qualified or premature

o whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required. Mail in your request (see "To Open an Account" at left).

* A redemption check written for a qualified distribution is not subject to TEFRA.

Automatically

DREYFUS AUTOMATIC WITHDRAWAL PLAN. Call us to request instructions to establish the plan.

To reach Dreyfus, call toll free in the U.S.

1-800-645-6561

Outside the U.S. 516-794-5452

Make checks payable to:

THE DREYFUS TRUST CO., CUSTODIAN

You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

For More Information

                        Dreyfus 100% U.S. Treasury Money Market Fund
                        ----------------------------

                        SEC file number:  811-4430

                        Dreyfus U.S. Treasury Short Term Fund
                        ----------------------------

                        SEC file number:  811-5077

                        Dreyfus U.S. Treasury Intermediate Term Fund
                        ----------------------------

                        SEC file number:  811-4428

                        Dreyfus U.S. Treasury Long Term Fund
                        -----------------------------

                        SEC file number:  811-4429

                        More information on these funds is available free upon request, including the following:

                        Annual/Semiannual Report

                        Describes a fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year.

                        Statement of Additional Information (SAI)

                        Provides more details about a fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-645-6561

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET Text-only versions of fund documents can be viewed online or downloaded from:

      SEC
      http://www.sec.gov

      DREYFUS
      http://www.dreyfus.com

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

(c) 1999, Dreyfus Service Corporation                                USTFP0599

                                    COMBINED
                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                  DREYFUS 100% U.S. TREASURY MONEY MARKET FUND
                      DREYFUS U.S. TREASURY SHORT TERM FUND
                  DREYFUS U.S. TREASURY INTERMEDIATE TERM FUND
                      DREYFUS U.S. TREASURY LONG TERM FUND
                                   MAY 1, 1999

          This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current combined Prospectus of Dreyfus 100% U.S. Treasury Money Market Fund (the "Money Market Fund"), Dreyfus U.S. Treasury Short Term Fund (the "Short Term Fund"), Dreyfus U.S. Treasury Intermediate Term Fund (the "Intermediate Term Fund") and Dreyfus U.S. Treasury Long Term Fund (the "Long Term Fund," and together with the Short Term Fund and Intermediate Term Fund, the "Term Funds") (collectively, the "Funds"), dated May 1, 1999 as it may be revised from time to time. To obtain a copy of the Funds' combined Prospectus, please write to the Funds at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or call one of the following numbers:

                  Call Toll Free 1-800-645-6561
                  In New York City -- Call 1-718-895-1206
                  Outside the U.S. -- Call 516-794-5452

          Each Fund's most recent Annual Report and Semi-Annual Report to Shareholders are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of independent auditors appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.

          THE OPERATIONS AND INVESTMENT RESULTS OF ONE FUND ARE UNRELATED TO THOSE OF EACH OTHER FUND. THIS COMBINED STATEMENT OF ADDITIONAL INFORMATION HAS BEEN PREPARED FOR YOUR CONVENIENCE TO PROVIDE YOU THE OPPORTUNITY TO CONSIDER FOUR INVESTMENT CHOICES IN ONE DOCUMENT.

                                TABLE OF CONTENTS

                                                                      PAGE


Description of the Funds...............................................B-3
Management of the Funds................................................B-12
Management Arrangements................................................B-17
How to Buy Shares......................................................B-21
Shareholder Services Plan..............................................B-23
How to Redeem Shares...................................................B-24
Determination of Net Asset Value.......................................B-26
Shareholder Services...................................................B-27
Portfolio Transactions.................................................B-31
Dividends, Distributions and Taxes.....................................B-31
Yield and Performance Information......................................B-34
Information About the Funds............................................B-36
Counsel and Independent Auditors.......................................B-38

                            DESCRIPTION OF THE FUNDS

          The Money Market Fund, Short Term Fund, Intermediate Term Fund and Long Term Fund are each Massachusetts business trusts that commenced operations in March 27, 1987, September 10, 1987, March 27, 1987 and March 27, 1987,
respectively, as a limited partnership. On December 31, 1993, all of the assets and liabilities of each partnership were transformed to a corresponding Fund in exchange for shares of beneficial interest of the Fund. Each Fund is an open-end management investment company, known as a mutual fund. Each Fund is a diversified fund, which means that, with respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities may be purchased without regard to any such limitation.

          The Dreyfus Corporation (the "Manager") serves as each Fund's investment adviser.

          Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of each Fund's shares.

CERTAIN PORTFOLIO SECURITIES

          The following information supplements and should be read in conjunction with the Funds' Prospectus.

          U.S. TREASURY SECURITIES. (All Funds) Each Fund may invest in U.S. Treasury securities which include Treasury Bills, Treasury Notes and Treasury Bonds that differ in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years.

          The Intermediate Term Fund and Long Term Fund may invest in U.S. Treasury securities that include Treasury Inflation-Protection Securities ("TIPS"), which are newly created securities issued by the U.S. Treasury designed to provide investors a long term investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed, while the principal value rises or falls semi-annually based on changes in a published Consumer Price Index. Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS' principal will not drop below its face amount at maturity.

          In exchange for the inflation protection, TIPS generally pay lower interest rates than typical Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity. In addition, it is not possible to predict with assurance how the market for TIPS will develop; initially, the secondary market for these securities may not be as active or liquid as the secondary market for conventional Treasury securities. Principal appreciation and interest payments on TIPS will be taxed annually as ordinary interest income for Federal income tax calculations. As a result, any appreciation in principal must be counted as interest income in the year the increase occurs, even though the investor will not receive such amounts until the TIPS are sold or mature. Principal appreciation and interest payments will be exempt from state and local income taxes.

          U.S. GOVERNMENT SECURITIES. (Term Funds only) Each Term Fund, in addition to U.S. Treasury securities, may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

          REPURCHASE AGREEMENTS. (Term Funds only) Each Term Fund may enter into repurchase agreements. In a repurchase agreement, the Term Fund buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. A Term Fund's custodian or sub-custodian will have custody of, and will hold in a segregated account, securities acquired by the Term Fund under a repurchase agreement. Repurchase agreements are considered by the staff of the Securities and Exchange Commission to be loans by the Term Fund that enters into them. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Term Fund's ability to dispose of the underlying securities. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, each Term Fund will enter into repurchase agreements only with domestic banks with total assets in excess of $1 billion, or primary government securities dealers reporting to the Federal Reserve Bank of New York, with respect to securities of the type in which the Term Fund may invest, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price.

          ZERO COUPON SECURITIES. (Term Funds only) Each Term Fund may invest in zero coupon U.S. Treasury securities, which are U.S. Treasury Notes and Bonds that have been stripped of their unmatured interest coupons, the coupons themselves and receipts of certificates representing interests in such stripped debt obligations and coupons. A zero coupon security pays no interest to its holder and is sold at a discount to its face value at maturity. The amount of the discount fluctuates with the market price of the security. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to a greater degree to changes in interest rates than non- zero coupon securities having similar maturities and credit qualities.

INVESTMENT TECHNIQUES

          The following information supplements and should be read in conjunction with the Funds' Prospectus.

          BORROWING MONEY. (All Funds) Each Term Fund is permitted to borrow to the extent permitted under the Investment Company Act of 1940, as amended (the "1940 Act"), which permits an investment company to borrow in an amount up to 33-1/3% of the value of its total assets. Each Term Fund currently intends to, and the Money Market Fund may, borrow money only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of a Fund's total assets, the Fund will not make any additional investments.

          LENDING PORTFOLIO SECURITIES. (Intermediate Term Fund and Long Term Fund only) Each of these Funds may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The Fund continues to be entitled to payments in amounts equal to the interest or other distributions payable on the loaned securities which affords the Fund an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. Loans of portfolio securities may not exceed 33-1/3% of the value of the Fund's total assets, and the Fund will receive collateral consisting of cash, U.S. Treasury securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such loans are terminable by the Fund at any time upon specified notice. The Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund. In connection with its securities lending transactions, each of these Funds may return to the borrower or a third party which is unaffiliated with the Fund, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

          DERIVATIVES. (Intermediate Term Fund and Long Term Fund only) Each of these Funds may invest in, or enter into, derivatives, such as options and futures, for a variety of reasons, including to hedge certain market risks, to provide a substitute for purchasing or selling particular securities, to manage the effective maturity or duration of the Fund, to maintain liquidity while simulating full investment by the Fund, or to increase potential income gain. Derivatives may provide a cheaper, quicker or more specifically focused way for the Fund to invest than "traditional" securities would.

          Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit a Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.

          Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on a Fund's performance.

          If a Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund's return or result in a loss. A Fund also could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

          Although neither Fund will be a commodity pool, certain derivatives subject these Funds to the rules of the Commodity Futures Trading Commission which limit the extent to which a Fund can invest in such derivatives. A Fund may invest in futures contracts and options with respect thereto for hedging purposes without limit. However, neither Fund may invest in such contracts and options for other purposes if the sum of the amount of initial margin deposits and premiums paid for unexpired options with respect to such contracts, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts and options; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the- money amount may be excluded in calculating the 5% limitation.

          Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily payment system (i.e., variation margin requirements) operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the- counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, the Manager will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by a Fund. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

FUTURES TRANSACTIONS. Each of these Funds may purchase and sell interest rate futures contracts. An interest rate future obligates the Fund to purchase or sell an amount of a specific debt security at a future date at a specific price. Engaging in these transactions involves risk of loss to the Fund which could adversely affect the value of the Fund's net assets. Although each Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses.

          Successful use of futures by the Fund also is subject to the Manager's ability to predict correctly movements in the direction of the relevant market, and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the futures contract. For example, if the Fund uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Fund may have to sell such securities at a time when it may be disadvantageous to do so.

          Pursuant to regulations and/or published positions of the Securities and Exchange Commission, a Fund may be required to set aside permissible liquid assets in a segregated account to cover its obligations relating to its transactions in derivatives. To maintain this required cover, the Fund may have to sell portfolio securities at disadvantageous prices or times since it may not be possible to liquidate a derivative position at a reasonable price. In addition, the segregation of such assets will have the effect of limiting a Fund's ability otherwise to invest those assets.

OPTIONS--Each of these Funds may invest up to 5% of its assets, represented by the premium paid, in the purchase of call and put options. A Fund may write (i.e., sell) covered call and put option contracts to the extent of 20% of the value of its net assets at the time such option contracts are written. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period, or at a specific date.

          A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security or otherwise covers the transaction by segregating cash or other securities. A put option written by the Fund is covered when, among other things, cash or liquid securities having a value equal to or greater than the exercise price of the option are placed in a segregated account to fulfill the obligation undertaken. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. The Fund receives a premium from writing covered call or put options which it retains whether or not the option is exercised.

          There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

          Each of these Funds may purchase cash-settled options on interest rate swaps in pursuit of its investment objective. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating- rate payments for fixed-rate payments). A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms.

          Successful use by the Fund of options will be subject to the Manager's ability to predict correctly movements in interest rates and the prices of securities underlying options. To the extent the Manager's predictions are incorrect, the Fund may incur losses.

          FUTURE DEVELOPMENTS. (Intermediate Term Fund and Long Term Fund) Each of these Funds may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivatives which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund's investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, the Fund will provide appropriate disclosure in its Prospectus or Statement of Additional Information.


          FORWARD COMMITMENTS. (All Funds) U.S. Treasury securities and certain other securities purchased by a Fund frequently are offered on a when-issued basis, which means that the price is fixed at the time of commitment, but delivery and payment ordinarily take place a number of days after the date of the commitment to purchase. A Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. A Fund will not accrue income in respect of a security purchased on a when-issued basis prior to its stated delivery date.

          Securities purchased on a when-issued basis are subject to changes in value (both generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon changes, real or anticipated, in the level of interest rates. Securities purchased on a when-issued basis may expose a Fund to risk because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Each Fund will set aside in a segregated account permissible liquid assets at least equal at all times to the amount of the when-issued commitments. Purchasing securities on a when-issued basis when a Fund is fully or almost fully invested may result in greater potential fluctuation in the value of such Fund's net assets and its net asset value per share.

INVESTMENT RESTRICTIONS


          Each Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940
Act) of the Fund's outstanding voting shares. In addition, the Funds have adopted certain investment restrictions as fundamental policies and certain other investment restrictions as non-fundamental policies, as described below.

          MONEY MARKET FUND ONLY. The Money Market Fund has adopted investment restrictions numbered 1 through 6 as fundamental policies. Investment restrictions numbered 7 and 8 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. The Money Market Fund may not:


          1. Sell securities short or purchase securities on margin or write or purchase put or call options or combinations thereof.

          2. Underwrite the securities of other issuers or purchase securities subject to restrictions on disposition under the Securities Act of 1933 (so called "restricted securities").

          3. Make loans to others except through the purchase of debt obligations referred to in the Prospectus.

          4. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted under the 1940 Act.

          5. Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests.

          6. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

          7. Purchase securities other than those believed at the time of purchase to provide the holder thereof with interest income exempt from state and local income taxes.

          8. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

                                      * * *


          SHORT TERM FUND ONLY. The Short Term Fund has adopted investment restrictions numbered 1 through 6 as fundamental policies. Investment restrictions numbered 7 through 9 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. The Short Term Fund may not:

          1. Purchase securities on margin, or write or purchase put or call options or combinations thereof.

          2. Underwrite the securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities, or purchase securities subject to restrictions on disposition under the Securities Act of 1933, as amended (so called "restricted securities").

          3. Make loans to others, except through the purchase of debt obligations referred to in the Prospectus or the entry into repurchase agreements.

          4. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted under the 1940 Act.

          5. Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests.

          6. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's assets).

          7. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with the purchase of securities on a when-issued or delayed-delivery basis.

          8. Sell securities short.

          9. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.


                                      * * *


          INTERMEDIATE TERM FUND AND LONG TERM FUND. Each of the Intermediate Term Fund and Long Term Fund has adopted investment restrictions numbered 1 through 6 as fundamental policies. Investment restrictions numbered 7 through 9 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. Neither of these Funds may:


          1. Purchase securities on margin, but the Fund may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those related to indexes, and options on futures contracts or indexes.

          2. Underwrite the securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities, or purchase securities subject to restrictions on disposition under the Securities Act of 1933, as amended (so called "restricted securities").

          3. Make loans to others, except through the purchase of debt obligations referred to in the Prospectus or the entry into repurchase agreements. However, the Fund may lend its portfolio securities to the extent permitted under the 1940 Act (which currently permits lending portfolio securities in an amount not to exceed 33-1/3% of the value of the Fund's total assets). Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Fund's Board.

          4. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent that the activities permitted in Investment Restriction Nos. 5, 6 and 7 may be deemed to give rise to a senior security.

          5. Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests, provided that the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or acquire real estate as a result of ownership of such securities or instruments, and provided further that the Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

          6. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's assets). For purposes of this Investment Restriction, the entry into options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes shall not constitute borrowing.

          7. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with the purchase of securities on a when-issued or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those related to indexes, and options on futures contracts or indexes.

          8. Sell securities short.

          9. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

                                      * * *

          If a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in values or assets will not constitute a violation of that restriction.




                             MANAGEMENT OF THE FUNDS


          Each Fund's Board is responsible for the management and supervision of the Fund. The Board approves all significant agreements between the Fund and those companies that furnish services to the Fund. These companies are as follows:

The Dreyfus Corporation.........................Investment Adviser
Premier Mutual Fund Services, Inc...............Distributor
Dreyfus Transfer, Inc...........................Transfer Agent
The Bank of New York............................Custodian for the Money Market
                                                  Fund
Mellon Bank, N.A...........................Custodian for each Term Fund


         Board members and officers of the Funds, together with information as to their principal business occupations during at least the last five years, are shown below. Each Board member who is deemed to be an "interested person" of the Funds, as defined in the 1940 Act, is indicated by an asterisk.

BOARD MEMBERS OF EACH FUND


JOSEPH S. DiMARTINO, CHAIRMAN OF THE BOARD. Since January 1995, Chairman of the Board of various funds in the Dreyfus Family of Funds. He also is a director of The Muscular Dystrophy Association, The Noel Group, Inc., a venture capital company (for which, from February 1995 until November 1997, he was Chairman of the Board), Staffing Resources, Inc., a temporary placement agency, HealthPlan Services Corporation, a provider of marketing, administrative and risk management services to health and other benefit programs, Carlyle Industries, Inc. (formerly, Belding Heminway Company, Inc.), a button packager and distributor, and Century Business Services, Inc. (formerly, International Alliance Services, Inc.), a provider of various outsourcing functions for small and medium sized companies. For more than five years prior to January 1995, he was President, a director and, until August 1994, Chief Operating Officer of the Manager and Executive Vice President and a director of Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager and, until August 24, 1994, the Funds' distributor. From August 1994 until December 31, 1994, he was a director of Mellon Bank Corporation. He is 54 years old and his address is 200 Park Avenue, New York, New York 10166.


GORDON J. DAVIS, BOARD MEMBER. Since October 1994, senior partner with the law firm of LeBoeuf, Lamb, Greene & MacRae. From 1983 to September 1994, he was a senior partner with the law firm of Lord Day & Lord, Barrett Smith. From 1978 to 1983, he was Commissioner of Parks and Recreation for the City of New York. He also is a director of Consolidated Edison, a utility company, and Phoenix Home Life Insurance Company and a member of various other corporate and not-for-profit boards. He is 56 years old and his address is 241 Central Park West, New York, New York 10024.

DAVID P. FELDMAN, BOARD MEMBER. Trustee of Corporate Property Investors, a real estate investment company, and a director of several mutual funds in the 59 Wall Street Mutual Funds Group and Jeffrey Company, a private investment company. He was employed by AT&T from July 1961 to his retirement in April 1997, most recently serving as Chairman and Chief Executive Officer of AT&T Investment Management Corporation. He is 58 years old and his address is c/o AT&T, One Oak Way, Berkeley Heights, New Jersey 07922.


LYNN MARTIN, BOARD MEMBER. Professor, J.L. Kellogg Graduate School of
          Management, Northwestern University. During the Spring Semester 1993, she was a Visiting Fellow at the Institute of Politics, Kennedy School of Government, Harvard University. She also is an advisor to the international accounting firm of Deloitte & Touche, LLP and chair of its Council for the Advancement of Women. From January 1991 through January 1993, Ms. Martin served as Secretary of the United States Department of Labor. From 1981 to 1991, she served in the United States House of Representatives as a Congresswoman from the State of Illinois. She also is a director of Harcourt General, Inc., Ameritech, Ryder System, Inc., The Proctor & Gamble Co., a consumer company, and TRW, Inc., an aerospace and automotive equipment company. She is 58 years old and her address is c/o Deloitte & Touche, LLP, Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, Illinois 60601.

DANIEL ROSE, BOARD MEMBER. President and Chief Executive Officer of Rose
          Associates, Inc., a New York based real estate development and management firm. In July 1994, Mr. Rose received a Presidential appointment to serve as a Director of the Baltic-American Enterprise Fund, which will make equity investments and loans, and provide technical business assistance to new business concerns in the Baltic states. He also is Chairman of the Housing Committee of the Real Estate Board of New York, Inc., and a trustee of Corporate Property Investors, a real estate investment company. He is 68 years old and his address is c/o Rose Associates, Inc., 200 Madison Avenue, New York, New York 10016.

*PHILIP L. TOIA, BOARD MEMBER. Retired. Mr. Toia was employed by the Manager from August 1986 through January 1997, most recently serving as Vice Chairman-- Administration and Operations. He is 65 years old and his address is 9022 Michael Circle, Naples, Florida 34113.

SANDER VANOCUR, BOARD MEMBER. Since January 1992, he has been President of
          Old Owl Communications, a full-service communications firm. From May 1995 to June 1996, he was a Professional in Residence at the Freedom Forum in Arlington, VA; from January 1994 to May 1995, he served as Visiting Professional Scholar at the Freedom Forum Amendment Center at Vanderbilt University; and from November 1989 to November 1995, he was a director of the Damon Runyon-Walter Winchell Cancer Research Fund. From June 1977 to December 1991, he was a Senior Correspondent of ABC News and, from October 1986 to December 1991, he was Anchor of the ABC News program "Business World," a weekly business program on the ABC television network. He is 70 years old and his address is 2928 P Street, N.W., Washington, DC 20007.

ANNE WEXLER, BOARD MEMBER. Chairman of the Wexler Group, consultants specializing in government relations and public affairs. She also is a director of Alumax, Comcast Corporation, The New England Electric System, NOVA Corporation and a member of the board of the Carter Center of Emory University, the Council of Foreign Relations, the National Park Foundation, Visiting Committee of the John F. Kennedy School of Government at Harvard University and the Economic Club of Washington. She is 68 years old and her address is c/o The Wexler Group, 1317 F Street, Suite 600, N.W., Washington, DC 20004.

REX WILDER, BOARD MEMBER. Financial Consultant. He is 77 years old and his address is 290 Riverside Drive, New York, New York 10025.


          For so long as a Fund's Shareholder Services Plan described in the section captioned "Shareholder Services Plan" remains in effect, the Fund's Board members who are not "interested persons" of the Fund, as defined in the 1940 Act, will be selected and nominated by the Board members who are not "interested persons" of the Fund.


          Each Fund typically pays its Board members an annual retainer and a per meeting fee and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members are entitled to receive an annual retainer and per meeting fee of one-half the amount paid to them as Board members. For the fiscal year ended December 31, 1998, the aggregate amount of compensation paid to each Board member by the Funds and all other funds in the Dreyfus Family of Funds for which such person is a Board member (the number of which is set forth in parenthesis next to each Board member's total compensation) were as follows:

                                                                                    Total
                                                                              Compensation from
                           Aggregate               Aggregate                    Funds and Fund
                         Compensation from        Compensation                  Complex Paid to
Name of Board               Money Market             from                          Board
Member                        Fund*               Each Term Fund*                 Member


Joseph S. DiMartino       $ ------                  $ -------                    $  (  )
Gordon J. Davis           $ ------                  $ -------                    $  (  )
David P. Feldman          $ ------                  $ -------                    $  (  )
Lynn Martin               $ ------                  $ -------                    $  (  )
Eugene McCarthy+          $ ------                  $ -------                    $  (  )
Daniel Rose               $ ------                  $ -------                    $  (  )
Philip L. Toia            $ ------                  $ -------                    $  (  )
Sander Vanocur            $ ------                  $ -------                    $  (  )
Anne Wexler               $ ------                  $ -------                    $  (  )
Rex Wilder                $ ------                  $ -------                    $  (  )


    ------------------------


*   Amount does not include reimbursed expenses for attending Board meetings, which amounted to $_____, $_____, $_____ and $_____ for the Money Market
    Fund, Short Term Fund, Intermediate Term Fund and Long Term Fund,
    respectively, for all Board members as a  group.
+   Board member Emeritus since March 29, 1996.


OFFICERS OF THE FUNDS


MARIE E. CONNOLLY, PRESIDENT AND TREASURER. President, Chief Executive
          Officer, Chief Compliance Officer and a director of the Distributor and Funds Distributor, Inc., the ultimate parent of which is Boston Institutional Group, Inc., and an officer of other investment companies advised or administered by the Manager. She is 41 years old.

MARGARET W. CHAMBERS, Vice PRESIDENT AND SECRETARY. Senior Vice President and General Counsel of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From August 1996 to March 1998, she was Vice President and Assistant General Counsel for Loomis, Sayles & Company, L.P. From January 1986 to July 1996, she was an associate with the law firm of Ropes & Gray. She is 38 years old.

MICHAEL S. PETRUCELLI, VICE PRESIDENT, ASSISTANT SECRETARY AND ASSISTANT
          TREASURER. Senior Vice President of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From December 1989 through November 1996, he was employed by GE Investment Services where he held various financial, business development and compliance positions. He also served as Treasurer of the GE Funds and as a Director of GE Investment Services. He is 36 years old.

STEPHANIE D. PIERCE, VICE PRESIDENT, ASSISTANT SECRETARY AND ASSISTANT
          TREASURER. Vice President and Client Development Manager of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From April 1997 to March 1998, she was employed as a Relationship Manager with Citibank, N.A. From August 1995 to April 1997, she was an Assistant Vice President with Hudson Valley Bank, and from September 1990 to August 1995, she was Second Vice President with Chase Manhattan Bank. She is 30 years old.

MARY A. NELSON, VICE PRESIDENT AND ASSISTANT TREASURER. Vice President of the Distributor and Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From September 1989 to July 1994, she was an Assistant Vice President and Client Manager for The Boston Company, Inc. She is 34 years old.

GEORGE A. RIO, VICE PRESIDENT AND ASSISTANT TREASURER. Executive Vice
          President and Client Service Director of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From June 1995 to March 1998, he was Senior Vice President and Senior Key Account Manager for Putnam Mutual Funds. From May 1994 to June 1995, he was Director of Business Development for First Data Corporation. From September 1983 to May 1994, he was Senior Vice President and Manager of Client Services and Director of Internal Audit at The Boston Company, Inc. He is 43 years old.

JOSEPH F. TOWER, III, VICE PRESIDENT AND ASSISTANT TREASURER. Senior Vice
          President, Treasurer, Chief Financial Officer and a director of the Distributor and Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From July 1988 to August 1994, he was employed by The Boston Company, Inc. where he held various management positions in the Corporate Finance and Treasury areas. He is 36 years old.

DOUGLAS C. CONROY, VICE PRESIDENT AND ASSISTANT SECRETARY. Assistant Vice
          President of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From April 1993 to January 1995, he was a Senior Fund Accountant for Investors Bank & Trust Company. He is 29 years old.

CHRISTOPHER J. KELLEY, VICE PRESIDENT AND ASSISTANT SECRETARY. Vice President and Senior Associate General Counsel of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From April 1994 to July 1996, he was Assistant Counsel at Forum Financial Group. He is 33 years old.

KATHLEEN K. MORRISEY, VICE PRESIDENT AND ASSISTANT SECRETARY. Manager of
          Treasury Services Administration of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From July 1994 to November 1995, she was a Fund Accountant for Investors Bank & Trust Company. She is 26 years old.

ELBA VASQUEZ, VICE PRESIDENT AND ASSISTANT SECRETARY. Assistant Vice
          President of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From March 1990 to May 1996, she was employed by U.S. Trust Company of New York where she held various sales and marketing positions. She is 37 years old.


          The address of each officer of the Fund is 200 Park Avenue, New York, New York 10166.


          The Fund's Board members and the officers, as a group, owned less than 1% of each Fund's shares outstanding on , 1999.

                             MANAGEMENT ARRANGEMENTS

          INVESTMENT ADVISER. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets.

          The Manager provides management services pursuant to a separate Management Agreement (the "Agreement") with each Fund dated August 24, 1994. As to each Fund, the Agreement is subject to annual approval by (i) the Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of such Fund's outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of such Fund or the Manager, by vote cast in person at a meeting called for the purpose of voting such approval. Each Agreement was approved by the respective Fund's shareholders on August 3, 1994, and was last approved by the Fund's Board, including a majority of the Board members who are not "interested persons" of any party to this Agreement, at a meeting held on , 1998. As to each Fund, the Agreement is terminable without penalty, on 60 days' notice, by the Fund's Board or by vote of the holders of a majority of such Fund's shares, or, on not less than 90 days' notice, by the Manager. The Agreement will terminate automatically, as to the relevant Fund, in the event of its assignment (as defined in the 1940 Act).

          The following persons are officers and/or directors of the Manager:
Christopher M. Condron, Chairman of the Board and Chief Executive Officer; Stephen E. Canter, President, Chief Operating Officer, Chief Investment Officer and a director; Thomas F. Eggers, Vice Chairman-Institutional and a director; Lawrence S. Kash, Vice Chairman and a director; J. David Officer, Vice Chairman and a director; Ronald P. O'Hanley III, Vice Chairman; William T. Sandalls, Jr., Executive Vice President; Mark N. Jacobs, Vice President, General Counsel and Secretary; Patrice M. Kozlowski, Vice President-Corporate Communications; Mary Beth Leibig, Vice President-Human Resources; Andrew S. Wasser, Vice President-Information Systems; Theodore A. Schachar, Vice President; Wendy Strutt, Vice President; Richard Terres, Vice President; William H. Maresca, Controller; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; and Mandell L. Berman, Burton C. Borgelt, Steven G. Elliott, Martin
C. McGuinn, Richard W. Sabo and Richard F. Syron, directors.

          The Manager manages each Fund's portfolio of investments in accordance with the stated policies of such Fund, subject to the approval of the Fund's Board. The Manager is responsible for investment decisions, and provides each Fund with portfolio managers who are authorized by the Fund's Board to execute purchases and sales of securities. The Term Funds' portfolio managers are Gerald
E. Thunelius, Michael Hoeh, Roger King, Kevin McClintock and Matthew Olson. The Money Market Fund's portfolio managers are Bernard W. Kiernan, Jr., Patricia A. Larkin and Thomas S. Riordan. The Manager also maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for each Fund and for other funds advised by the Manager.

         The Manager maintains office facilities on behalf of each Fund, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to each Fund. The Manager may pay the Distributor for shareholder services from the Manager's own assets, including past profits but not including the management fee paid by the Funds. The Distributor may use part or all of such payments to pay securities dealers, banks or other financial institutions in respect of these services. The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

          All expenses incurred in the operation of a Fund are borne by such Fund, except to the extent specifically assumed by the Manager. The expenses borne by each Fund include: taxes, interest, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Manager, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of independent pricing services, costs of maintaining such Fund's existence, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of shareholders' reports and meetings, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, and any extraordinary expenses.

          As compensation for the Manager's services, the Money Market Fund has agreed to pay the Manager a monthly management fee at the annual rate of .50% of the value of such Fund's average daily net assets and each Term Fund has agreed to pay the Manager a monthly management fee at the annual rate of .60% of the value of such Fund's average daily net assets. The net management fees paid by each Fund for the fiscal years ended December 31, 1996, 1997 and 1998 were as follows:



                                MONEY MARKET FUND

                                      1996          1997               1998
                                      ----          ----               ----


Management fee payable           $ 6,308,947     $6,024,580            $
Reduction due to undertakings    $         0     $        0            $
Net management fee paid          $ 6,308,947     $6,024,580            $

                                 SHORT TERM FUND

                                     1996            1997               1998
                                     ----            ----               ----
Management fee payable           $ 1,167,392         $1,086,726        $
Reduction due to undertakings    $   524,729         $  560,243        $
Net management fee paid          $ 642,663           $  526,483        $

                             INTERMEDIATE TERM FUND

                                     1996            1997               1998
                                     ----            ----               ----
Management fee payable           $ 1,185,588     $ 1,115,847           $
Reduction due to undertakings    $   266,266     $   317,075           $
Net management fee paid          $   919,322     $   798,772           $

                                 LONG TERM FUND

                                     1996            1997               1998
                                     ----            ----               ----
Management fee payable           $   817,303     $  772,520            $
Reduction due to undertakings    $   254,540     $  310,909            $
Net management fee paid          $   562,763     $  461,611            $


          The Manager has agreed that if, in any fiscal year, the aggregate expenses of a Fund, exclusive of taxes, brokerage fees, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the management fee, exceed the expense limitation of any state having jurisdiction over the Fund, such Fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense to the extent required by state law. Such deduction or payment, if any, will be estimated daily, and reconciled and effected or paid, as the case may be, on a monthly basis.

          The aggregate of the fees payable to the Manager is not subject to reduction as the value of a Fund's respective net assets increases.


          DISTRIBUTOR. The Distributor, located at 60 State Street, Boston, Massachusetts 02109, serves as each Fund's distributor on a best efforts basis pursuant to separate agreements each of which is renewable annually. The Distributor also acts as distributor for other funds in the Dreyfus Family of Funds and for certain other investment companies.


r          TRANSFER AND DIVIDEND DISBURSING AGENT AND CUSTODIAN. Dreyfus
Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of the Manager, P.O. Box 9671, Providence, Rhode Island 02940-9671, is each Fund's transfer and dividend disbursing agent. Under a transfer agency agreement with each Fund, the Transfer Agent arranges for the maintenance of shareholder account records for each Fund, the handling of certain communications between shareholders and each Fund and the payment of dividends and distributions payable by each Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses.


          The Bank of New York, 90 Washington Street, New York, New York 10286, is the Money Market Fund's custodian. The Bank of New York has no part in determining the investment policies of the Money Market Fund or which securities are to be purchased or sold by the Fund.

          Mellon Bank, N.A., the Manager's parent, One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, acts as custodian of the Term Fund's investments. Under a custody agreement with each Term Fund, Mellon Bank, N.A., the Manager's parent, One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, serves as Custodian of each Term Fund's investments. Under a custody agreement with each Term Fund, Mellon Bank, N.A. holds the Term Fund's securities and keeps all necessary accounts and records. For its custody services, Mellon Bank, N.A. receives a monthly fee based on the market value of each Term Fund's assets held in custody and receives certain securities transactions charges.

                                HOW TO BUY SHARES

          GENERAL. Fund shares are sold without a sales charge. You may be charged a nominal fee if you effect transactions in shares of a Fund through a securities dealer, bank or other financial institution. Share certificates are issued only upon your written request. No certificates are issued for fractional shares. Each Fund reserves the right to reject any purchase order.

          The minimum initial investment for each Fund is $2,500, or $1,000 if you are a client of a securities dealer, bank or other financial institution which has made an aggregate minimum initial purchase for its customers of $2,500. Subsequent investments must be at least $100. The initial investment must be accompanied by the Account Application. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries, directors of the Manager, Board members of a fund advised by the Manager, including members of each Fund's Board, or the spouse or minor child of any of the foregoing, the minimum initial investment is $1,000. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries who elect to have a portion of their pay directly deposited into their Fund account, the minimum initial investment is $50. Each Fund reserves the right to offer Fund shares without regard to minimum purchase requirements to employees participating in certain qualified or non-qualified employee benefit plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to such Fund. Each Fund reserves the right to vary further the initial and subsequent investment minimum requirements at any time. Fund shares also are offered without regard to the minimum initial investment requirements through Dreyfus- AUTOMATIC Asset Builder(R), Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan pursuant to the Dreyfus Step Program described under "Shareholder Services." These services enable you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect an investor against loss in a declining market.

          Shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form is received by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund. Net asset value per share is determined as of the close of trading on the floor of the New York Stock Exchange (currently 4:00 p.m., New York time), on each day the New York Stock Exchange is open for business. Net asset value per share is computed by dividing the value of the Fund's net assets (i.e., the value of its assets less liabilities) by the total number of shares outstanding. Each Term Fund's portfolio securities are valued at the average of the most recent bid and asked prices. Expenses and fees of each Fund, including the management fee (reduced by the expense limitation, if any), are accrued daily and taken into account for the purpose of determining such Fund's net asset value. See "Determination of Net Asset Value."

          For certain institutions that have entered into agreements with the Distributor, payment for the purchase of Term Fund shares may be transmitted, and must be received by the Transfer Agent, within three business days after the order is placed. If such payment is not received within three business days after the order is placed, the order may be canceled and the institution could be held liable for resulting fees and/or losses.

          The Distributor may pay dealers a fee up to .50% of the amount invested through such dealers in Fund shares by employees participating in qualified or non-qualified employee benefit plans or other programs where (i) the employers or affiliated employers maintaining such plans or programs have a minimum of 250 employees eligible for participation in such plans or programs, or (ii) such plan's or program's aggregate investment in the Dreyfus Family or Funds or certain other products made available by the Distributor to such plan or programs exceeds $1,000,000 ("Eligible Benefit Plans"). Shares of funds in the Dreyfus Family of Funds then held by Eligible Benefit Plans will be aggregated to determine the fee payable. The Distributor reserves the right to cease paying these fees at any time. The Distributor will pay such fees from its own funds, other than amounts received from the Fund, including past profits or any other source available to it.

          DREYFUS TELETRANSFER PRIVILEGE. You may purchase shares by telephone if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your fund account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House ("ACH") member may be so designated.

          Dreyfus TELETRANSFER purchase orders may be made at any time. Purchase orders received by 4:00 p.m., New York time, on any business day that the Transfer Agent and the New York Stock Exchange are open for business will be credited to the shareholder's Fund account on the next bank business day following such purchase order. Purchase orders made after 4:00 p.m., New York time, on any business day the Transfer Agent and the New York Stock Exchange are open for business, or orders made on Saturday, Sunday or any Fund holiday (e.g., when the New York Stock Exchange is not open for business), will be credited to the shareholder's Fund account on the second bank business day following such purchase order. To qualify to use the Dreyfus TELETRANSFER Privilege, the initial payment for purchase of the Fund shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be wired to an account at any other bank, the request must be in writing and signature guaranteed. See "How to Redeem Shares--TELETRANSFER Privilege."

                            SHAREHOLDER SERVICES PLAN

          Each Fund has adopted a Shareholder Services Plan (the "Plan") pursuant to which each Fund reimburses Dreyfus Service Corporation an amount not to exceed the annual rate of .25% of the value of the Fund's average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts.

          A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the relevant Fund's Board for its review. In addition, the Plan provides that material amendments of the Plan must be approved by the relevant Fund's Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of such Fund or the Manager and have no direct or indirect financial interest in the operation of the Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Plan. The Plan was last so approved by the Fund's Board on , 1998. The Plan is terminable at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Plan.

          For the fiscal year ended December 31, 1998, the fees payable pursuant to the Plan by the Money Market Fund, Short Term Fund, Intermediate Term Fund and Long Term Fund amounted to $_____, $_____, $ and $_____ , respectively.

                              HOW TO REDEEM SHARES

          CHECK REDEMPTION PRIVILEGE. Each Fund provides Redemption Checks ("Checks") to you automatically upon opening an account unless you specifically refuse the Check Redemption Privilege by checking the applicable "No" box on the Account Application. Checks will be sent only to the registered owner(s) of the account and only to the address of record. The Check Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form. The Account Application or Shareholder Services Form must be manually signed by the registered owner(s). Checks are drawn on your Fund account and may be made payable to the order of any person in the amount of $500 or more. Dividends are earned until the Check clears. After clearance, a copy of the Check will be returned to you. You generally will be subject to the same rules and regulations that apply to checking accounts, although election of this Privilege creates only a shareholder-transfer agent relationship with the Transfer Agent.

          Checks are free, but the Transfer Agent will impose a fee for stopping payment of a Check upon your request or if the Transfer Agent cannot honor a Check due to insufficient funds or other valid reason. If the amount of the Check is greater than the value of the shares in your account, the Check will be returned marked insufficient funds. Checks should not be used to close an account.

          You should date your Redemption Checks with the current date when you write them. Please do not postdate your Redemption Checks. If you do, the Transfer Agent will honor, upon presentment, even if presented before the date of the check, all postdated Redemption Checks which are dated within six months of presentment of payment, if they are otherwise in good order. For the Term Funds only, this Privilege will be terminated immediately, without notice, with respect to any account which is, or becomes, subject to backup withholding on redemptions. Any Redemption Check written on an account which has become subject to backup withholding on redemptions will not be honored by the Transfer Agent.

          WIRE REDEMPTION PRIVILEGE. By using this Privilege, you authorize the Transfer Agent to act on wire, telephone or letter redemption instructions from any person representing himself or herself to be you and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Fund will initiate payment for shares redeemed pursuant to this Privilege on the next business day after receipt by the Transfer Agent of a redemption request in proper form. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by you on the Account Application or Shareholder Services Form, or to a correspondent bank if your bank is not a member of the Federal Reserve Board. Fees ordinarily are imposed by such bank and borne by the investor. Immediate notification by the correspondent bank to your bank is necessary to avoid a delay in crediting the funds to your bank account.

          If you have access to telegraphic equipment, you may wire redemption requests to the Transfer Agent by employing the following transmittal code that may be used for domestic or overseas transmissions:


                                                        Transfer Agent's
         Transmittal Code                                Answer Back Sign
         ---------------------                         ----------------------
              144295                                      144295 TSSG PREP


          If you do not have direct access to telegraphic equipment, you may have the wire transmitted by contacting a TRT Cables operator at 1-800-654-7171, toll free. You should advise the operator that the above transmittal code must be used and should inform the operator of the Transfer Agent's answer back sign.


          To change the commercial bank or account designated to receive wire redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each investor, with each signature guaranteed as described below under "Share Certificates; Signatures."


          DREYFUS TELETRANSFER PRIVILEGE. You may request by telephone that redemption proceeds be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. Holders of jointly registered Fund or bank accounts may redeem through the Dreyfus TELETRANSFER Privilege for transfer to their bank account not more than $250,000 within any 30- day period. You should be aware that if you have selected the Dreyfus TELETRANSFER Privilege, any request for a wire redemption will be effected as a Dreyfus TELETRANSFER transaction through the ACH system unless more prompt transmittal specifically is requested. Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two business days after receipt of the redemption request. See "How to Buy Shares--Dreyfus TeleTransfer Privilege."


          SHARE CERTIFICATES; SIGNATURES. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each investor, including each owner of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature program, the Securities Transfer Agents Medallion Program ("STAMP"), and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call one of the telephone numbers listed on the cover.


          REDEMPTION COMMITMENT. The Funds have committed to pay in cash all redemption requests by any investor of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of each respective Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission and is a fundamental policy, as to a Fund, which may not be changed without shareholder approval of such Fund. In the case of requests for redemption in excess of such amount, the Fund's Board reserves the right to make payments in whole or in part in securities or other assets of such Fund in case of an emergency or any time a cash distribution would impair the liquidity of such Fund to the detriment of the existing investors. In such event, the securities would be valued in the same manner as such Fund's portfolio is valued. If the recipient sold such securities, brokerage charges might be incurred.


          SUSPENSION OF REDEMPTION. As to each Fund, the right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets such Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of such Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect such Fund's investors.


                        DETERMINATION OF NET ASSET VALUE

          AMORTIZED COST PRICING. THE INFORMATION CONTAINED IN THIS SECTION IS APPLICABLE ONLY TO THE MONEY MARKET FUND. The valuation of the Money Market Fund's portfolio securities is based upon their amortized cost, which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost, and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.


          The Board has established, as a particular responsibility within the overall duty of care owed to the Money Market Fund's investors, procedures reasonably designed to stabilize the Fund's price per share as computed for the purpose of purchases and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board members, at such intervals as they deem appropriate, to determine whether the Fund's net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. In such review, investments for which market quotations are readily available will be valued at the most recent bid price or yield equivalent for such securities or for securities of comparable maturity, quality and type, as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets will be valued at fair value as determined by the Board members.

          The extent of any deviation between the Money Market Fund's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Board. If such deviation exceeds 1/2%, the Board members will consider promptly what action, if any, will be initiated. In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing investors, they have agreed to take such corrective action as they regard as necessary and appropriate including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations or market equivalents.

          VALUATION OF TERM FUND PORTFOLIO SECURITIES. Each Term Fund's investments are valued each business day using available market quotations or at fair value as determined by one or more independent pricing services (collectively, the "Service") approved by the Fund's Board. The Service may use available market quotations, employ electronic data processing techniques and/or a matrix system to determine valuations. The Service's procedures are reviewed by the Fund's officers under the general supervision of the Board. Expenses and fees, including the management fee (reduced by the expense limitation, if any), are accrued daily and are taken into account for the purpose of determining the net asset value of Fund shares.

          NEW YORK STOCK EXCHANGE CLOSINGS. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


                              SHAREHOLDER SERVICES

          FUND EXCHANGES. You may purchase, in exchange for shares of a Fund, shares of certain other funds managed or administered by the Manager, to the extent such shares are offered for sale in your state of residence. Shares of other funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows:


         A. Exchanges for shares of funds that are offered without a sales load will be made without a sales load.

         B. Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

         C. Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.

         D. Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load, and additional shares acquired through reinvestment of dividends or distributions of any such funds (collectively referred to herein as "Purchased Shares") may be exchanged for shares of other funds sold with a sales load (referred to herein as "Offered Shares"), provided that, if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference will be deducted.


          To accomplish an exchange under item D above, you must notify the Transfer Agent of your prior ownership of fund shares and their account number.

          To request an exchange, you must give exchange instructions to the Transfer Agent in writing or by telephone. The ability to issue exchange instructions by telephone is given to all Fund shareholders automatically, unless you check the applicable "No" box on the Account Application, indicating that you specifically refuse this privilege. By using the Telephone Exchange Privilege, you authorize the Transfer Agent to act on telephonic instructions (including over The Dreyfus Touch(R) automated telephone system) from any person representing himself or herself to be you and reasonably believed by the Transfer Agent to be genuine. Telephone exchanges may be subject to limitations as to the amount involved or number of telephone exchanges permitted. Shares issued in certificate form are not eligible for telephone exchange.

          To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made.

          DREYFUS AUTO EXCHANGE PRIVILEGE. Dreyfus Auto-Exchange permits you to purchase, in exchange for shares of a Fund, shares of another fund in the Dreyfus Family of Funds. This Privilege is available only for existing accounts. Shares will be exchanged on the basis of relative net asset value as described above under "Fund Exchanges." Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by you. You will be notified if your account falls below the amount designated to be exchanged under this Privilege. In this case, your account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares held under IRA and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.

          Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-645-6561. Shares may be exchanged only between accounts having identical names and other identifying designations. The Fund reserves the right to reject any exchange request in whole or in part. The Fund Exchanges service or the Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

          DREYFUS-AUTOMATIC ASSET BUILDER(R). DreyfuS-AUTOMATic Asset Builder permits you to purchase Fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

          DREYFUS GOVERNMENT DIRECT DEPOSIT PRIVILEGE. Dreyfus Government Direct Deposit Privilege enables you to purchase Fund shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security, or certain veterans', military or other payments from the U.S. Government automatically deposited into your fund account. You may deposit as much of such payments as you elect.

          DREYFUS PAYROLL SAVINGS PLAN. Dreyfus Payroll Savings Plan permits you to purchase Fund shares (minimum of $100 per transaction) automatically on a regular basis. Depending upon your employer's direct deposit program, you may have part or all of your paycheck transferred to your existing Dreyfus account electronically through the ACH system at each pay period. To establish a Dreyfus Payroll Savings Plan account, you must file an authorization form with your employer's payroll department. It is the sole responsibility of your employer, not the Distributor, the Manager, the Fund, the Transfer Agent or any other person, to arrange for transactions under the Dreyfus Payroll Savings Plan.

          DREYFUS STEP PROGRAM. The Dreyfus Step Program enables you to purchase Fund shares without regard to the Fund's minimum initial investment requirements through Dreyfus- AUTOMATIC Asset Builder(R), Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan. To establish a Dreyfus Step Program account, you must supply the necessary information on the Account Application and file the required authorization form(s) with the Transfer Agent. For more information concerning this Program, or to request the necessary authorization form(s), please call toll free 1-800-782-6620. You may terminate your participation in this Program at any time by discontinuing your participation in Dreyfus- AUTOMATIC Asset Builder, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan, as the case may be, as provided under the terms of such Privilege(s). Each Fund may modify or terminate this Program at any time. Investors who wish to purchase Fund shares through the Dreyfus Step Program in conjunction with a Dreyfus-sponsored retirement plan may do so only for IRAs, IRAs set up under a Simplified Employee Pension Plan ("SEP-IRAs") and rollover IRAs.

          DREYFUS DIVIDEND OPTIONS. Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, paid by a Fund in shares of another fund in the Dreyfus Family of Funds of which you are a shareholder. Shares of other funds purchased pursuant to this privilege will be purchased on the basis of relative net asset value per share as follows:


         A. Dividends and distributions paid by a fund may be invested without imposition of a sales load in shares of other funds that are offered without a sales load.

         B. Dividends and distributions paid by a fund which does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable load will be deducted.


         C. Dividends and distributions paid by a fund that charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as "Offered Shares"), provided that, if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or distributions are being swept, without giving effect to any reduced loads, the difference will be deducted.


         D. Dividends and distributions paid by a fund may be invested in shares of other funds that impose a contingent deferred sales charge ("CDSC") and the applicable CDSC, if any, will be imposed upon redemption of such shares.

          Dreyfus Dividend ACH permits you to transfer electronically dividends or dividends and capital gain distributions, if any, from the Fund to a rdesignated bank account. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. Banks may charge a fee for this service.


          AUTOMATIC WITHDRAWAL PLAN. The Automatic Withdrawal Plan permits you to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis if you have a $5,000 minimum account. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested distributions, the investor's shares will be reduced and eventually may be depleted. Automatic Withdrawal may be terminated at any time by you, the Fund or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

          CORPORATE PENSION/PROFIT-SHARING AND PERSONAL RETIREMENT PLANS. Each Fund makes available to corporations a variety of prototype pension and profit-sharing plans, including a 401(k) Salary Reduction Plan. In addition, each Fund makes available Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, Education IRAs, SEP-IRAs and rollover
IRAs), and 403(b)(7) Plans. Plan support services also are available.

          If you wish to purchase Fund shares in conjunction with a Keogh Plan, a 403(b)(7) Plan or an IRA, including a SEP-IRA, you may request from the Distributor forms for adoption of such plans.


          The entity acting as custodian for Keogh Plans, 403(b)(7) Plans or IRAs may charge a fee, payment of which could require the liquidation of shares. All fees charged are described in the appropriate form.

          SHARES MAY BE PURCHASED IN CONNECTION WITH THESE PLANS ONLY BY DIRECT REMITTANCE TO THE ENTITY ACTING AS CUSTODIAN. PURCHASES FOR THESE PLANS MAY NOT BE MADE IN ADVANCE OF RECEIPT OF FUNDS.

          The minimum initial investment for corporate plans, Salary Reduction Plans, 403(b)(7) Plans and SEP-IRAs with more than one participant, is $1,000 with no minimum for subsequent purchases. The minimum initial investment is $750 fror Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs, and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education IRAs, with no minimum for subsequent purchases.


          You should read the prototype retirement plan and the appropriate form of custodial agreement for further details on eligibility, service fees and tax implications, and should consult a tax adviser.


                             PORTFOLIO TRANSACTIONS

          Portfolio securities ordinarily are purchased from government securities dealers or market makers for the securities. Usually no brokerage commissions are paid by the Funds for such purchases and, to date, no brokerage commissions have been paid by any Fund.


          Transactions are allocated to various dealers by each Fund's portfolio managers in their best judgment. The primary consideration is prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable the Manager to supplement its own research and analysis with the views and information of other securities firms and may be selected based upon their sales of shares of the Fund or other funds advised by the Manager or its affiliates.


          Research services furnished by brokers through which a Fund effects securities transactions may be used by the Manager in advising other funds it advises and, conversely, research services furnished to the Manager by brokers in connection with other funds the Manager advises may be used by the Manager in advising a Fund. Although it is not possible to place a dollar value on these services, it is the opinion of the Manager that the receipt and study of such services from brokers should not reduce the overall expenses of its research department.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

          Management of each Fund believes that the Fund has qualified for the fiscal year ended December 31, 1998 as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. As a regulated investment company, the Fund pays no Federal income tax on net investment income and net realized capital gains to the extent that such income and gains are distributed to shareholders. To qualify as a regulated investment company, a Fund must distribute at least 90% of its net income (consisting of net investment income and net short-term capital gain) to its shareholders and meet certain asset diversification and other requirements. If a Fund did not qualify as a regulated investment company, it would be treated for tax purposes as an ordinary corporation subject to Federal income tax. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

          Each Fund ordinarily declares dividends from its net investment income on each day the New York Stock Exchange is open for business. Each Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the following business day. Dividends usually are paid on the last business day of each month and automatically are reinvested in additional Fund shares at net asset value or, at your option, paid in cash. If you redeem all shares in your account at any time during the month, all dividends to which you are entitled will be paid to you along with the proceeds of the redemption. If you are an omnibus accountholder and indicate in a partial redemption request that a portion of any accrued dividends to which such account is entitled belongs to an underlying accountholder who has redeemed all shares in his or her account, such portion of the accrued dividends will be paid to you along with the proceeds of the redemption.

          The Code provides that if a shareholder holds shares of a Fund for six months or less and has received a capital gain dividend with respect to such shares, any loss incurred on the sale of such shares will be treated as long-term capital loss to the extent of the capital gain dividend received. In addition, any dividend or distribution paid shortly after an investor's purchase may have the effect of reducing the aggregate net asset value of shares below the cost of the investment. Such a distribution would be a return on investment in an economic sense although taxable as stated in "Distributions and Taxes" in the Prospectus.

          Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss. However, all or a portion of any gains realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income under Section 1276 of the Code. In addition, all or a portion of the gain realized by the Intermediate Term Fund or Long Term Fund from engaging in "conversion transactions" may be treated as ordinary income under Section 1258 of the Code. "Conversion transactions" are defined to include certain forward, futures, option and straddle transactions, transactions marketed or sold to produce capital gains, or transactions described in Treasury regulations to be issued in the future.

          Under Section 1256 of the Code, any gain or loss realized by the Intermediate Term Fund or Long Term Fund from certain financial futures or forward contracts and options transactions (other than those taxed under Section 988 of the Code) will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon the exercise or lapse of such futures and options as well as from closing transactions. In addition, any such contract or option remaining unexercised at the end of the Fund's taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to the Fund characterized in the manner described above.

          Offsetting positions held by the Intermediate Term Fund or Long Term Fund involving certain futures or forward contracts or options transactions may be considered, for tax purposes, to constitute "straddles." Straddles are defined to include "offsetting positions" in actively traded personal property. The tax treatment of straddles is governed by Sections 1092 and 1258 of the Code, which, in certain circumstances, override or modify the provisions of Sections 988 and 1256 of the Code. As such, all or a portion of any short- or long-term capital gain from certain straddle transactions may be recharacterized as ordinary income.

          If the Intermediate Term Fund or Long Term Fund was treated as entering into straddles by reason of its engaging in certain futures or forward contracts or options transactions, such straddles could be characterized as "mixed straddles" if the futures or forward contracts or options transactions comprising such straddles were governed by Section 1256 of the Code. The Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results to the Fund may differ. If no election is made, to the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund will be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain on straddle positions may be treated as short-term capital gain or ordinary income.

          The Taxpayer Relief Act of 1997 included constructive sale provisions that generally apply if the Intermediate Term Fund or Long Term Fund either (1) holds an appreciated financial position with respect to stock, certain debt obligations, or partnership interests ("appreciated financial position") and then enters into a short sale, futures or forward contract or offsetting notional principal contract (collectively, a "Contract") with respect to the same or substantially identical property or (2) holds an appreciated financial position that is a Contract and then acquires property that is the same as, or substantially identical to, the underlying property. In each instance, with certain exceptions, the Fund generally will be taxed as if the appreciated financial position were sold at its fair market value on the date the Fund enters into the financial position or acquires the property, respectively. Transactions that are identified hedging or straddle transactions under other provisions of the Code can be subject to the constructive sale provisions.


          Investment by a Term Fund in securities issued or acquired at a discount, or providing for deferred interest or for payment of interest in the form of additional obligations could under special tax rules, affect the amount, timing and character of distributions to shareholders by causing the Fund to recognize income prior to the receipt of cash payments. For example, the Term Fund could be required to accrue a portion of the discount (or deemed discount) at which the securities were issued each year and to distribute such income in order to maintain its qualification as a regulated investment company. In such case, the Term Fund may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy these distribution requirements.

                        YIELD AND PERFORMANCE INFORMATION


          MONEY MARKET FUND. For the seven-day period ended December 31, 1998, the Money Market Fund's yield was % and ________________ effective yield was %. Yield is computed in accordance _______________ with a standardized method which involves determining the net change in the value of a hypothetical pre-existing Fund account having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares and fees that may be charged to investor accounts, in proportion to the length of the base period and the Fund's average account size, but does not include realized gains and losses or unrealized appreciation and depreciation. Effective yield is computed by adding 1 to the base period return (calculated as described above), raising that sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

          TERM FUNDS. The Short Term Fund's, Intermediate Term Fund's and Long Term Fund's current yield for the 30-day period ended December 31, 1998 was ________%, ________% and ________%, respectively. These yields reflect the waiver of a portion of the management fee charged each Term Fund, without which the Short Term Fund's, Intermediate Term Fund's and Long Term Fund's yield for the 30-day period ended December 31, 1998 would have been ________%, ________%, ________% and ________%, respectively. See "Management of the Funds" in the Prospectus. Although the Long Term Fund's yield may generally be higher than comparable short- or intermediate-term income funds, its price per share may fluctuate more than those funds. Current yield is computed pursuant to a formula which operates as follows: The amount of a Fund's expenses accrued for the 30-day period (net of reimbursements) is subtracted from the amount of the dividends and interest earned (computed in accordance with regulatory requirements) by the Fund during the period. That result is then divided by the product of: (a) the average daily number of shares outstanding during the period that were entitled to receive dividends, and (b) the net asset value per share on the last day of the period less any undistributed earned income per share reasonably expected to be declared as a dividend shortly thereafter. The quotient is then added to 1, and that sum is raised to the 6th power, after which 1 is subtracted. The current yield is then arrived at by multiplying the result by 2.

          The Short Term Fund's average annual total return for 1, 5 and 10 year periods ended December 31, 1998 was ________%, ________% and ________%,
respectively. The Short Term Fund's average annual total return for the 7.26 year period beginning with the effectiveness of the Short Term Fund's current investment objective, fundamental policies and investment restrictions on October 1, 1991 through December 31, 1998 was________%. The Intermediate Term Fund's average annual total return for the 1, 5 and 10 year periods ended December 31, 1998 was ________%, ________% and ________%, respectively. The Long
Term Fund's average annual total return for the 1, 5 and 10 year periods ended December 31, 1998 was ________%, ________% and ________%, respectively. Average annual total return is calculated by determining the ending redeemable value of an investment purchased with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and distributions), dividing by the amount of the initial investment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result.

          The Short Term Fund's total return for the period September 10, 1987 (commencement of operations) through December 31, 1998 and the period October 1, 1991 through December 31, 1998, was ________% and ________%, respectively. The Intermediate Term Fund's total return for the period March 27, 1987 (commencement of operations) through December 31, 1998 was ________%. The Long Term Fund's total return for the period March 27, 1987 (commencement of operations) through December 31, 1998 was ________%. Total return is calculated by subtracting the amount of the Fund's net asset value per share at the beginning of a stated period from the net asset value per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period), and dividing the result by the net asset value per share at the beginning of the period.

          Performance figures for each Term Fund reflect the fact that prior to May 1, 1998, the Term Funds' then-existing management policies required each Term Fund to invest only in U.S. Treasury securities. In addition, for purposes of advertising, calculations of average annual total return and calculations of total return for each Term Fund will take into account the performance of its corresponding predecessor Fund--namely, Dreyfus 100% U.S. Treasury Short Term Fund, L.P., Dreyfus 100% U.S. Treasury Intermediate Term Fund, L.P. and Dreyfus 100% U.S. Treasury Long Term Fund, L.P.--the assets and liabilities of which were transferred to the relevant Fund in exchange for shares of such Fund on December 31, 1993.


          ALL FUNDS. Tax equivalent yield is computed by dividing that portion of the current yield (calculated as described above) which is tax exempt by 1 minus a stated tax rate and adding the quotient to that portion, if any, of the yield of the Fund that is not tax-exempt.

          Yields will fluctuate and are not necessarily representative of future results. The investor should remember that yield is a function of the type and quality of the instruments in the portfolio, portfolio maturity and operating expenses. An investor's principal in a Fund is not guaranteed. See "Determination of Net Asset Value" for a discussion of the manner in which the Money Market Fund's price per share is determined.


          Comparative performance information may be used from time to time in advertising or marketing a Fund's shares, including data from Lipper Analytical Services, Inc., Bank Rate Monitor(TM), N. Palm Beach, Fla. 33408, IBC's Money Fund Report(TM), CDA Investment Technologies, Inc., Wiesenberger Investment Companies Services, Moody's Bond Survey Bond Index, Morningstar, Inc. and other industry publications.

          From time to time, advertising materials for each Fund may refer to or discuss then- current or past economic conditions, developments and/or events, including those related to or arising from actual or proposed tax legislation. Advertising materials for each Fund also may refer to statistical or other information concerning trends related to investment companies, as compiled by industry associations such as the Investment Company Institute or Morningstar ratings and related analyses supporting the ratings. Advertising materials for each Fund may occasionally include information about other similar Dreyfus funds. In addition, advertising material for the Fund also may include biographical information relating to its portfolio managers and may refer to, or include commentary by, a portfolio manager relating to investment strategy, asset growth, current or past business, political, economic or financial conditions and other matters of general interest to investors.


          Each Fund may use hypothetical tax equivalent yields or charts in its advertising. These hypothetical yields or charts will be used for illustrative purposes only and are not indicative of the Fund's past or future performance.


                           INFORMATION ABOUT THE FUNDS


          Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Fund shares are of one class and have equal rights as to dividends and in liquidation. Fund shares have no preemptive, subscription or conversion rights and are freely transferable.


          Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for each Fund to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Board member from office. Shareholders may remove a Board member by the affirmative vote of two-thirds of the Fund's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

          Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund of which they are shareholders. However, each Fund's Agreement and Declaration of Trust ("Trust Agreement") disclaims shareholder liability for acts or obligations of the relevant Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or a Board member. Each Trust Agreement provides for indemnification from the respective Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by a Fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of such Fund. Each Fund intends to conduct its operations in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

          Each Term Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. A pattern of frequent purchases and exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to a Term Fund's performance and its shareholders. Accordingly, if a Term Fund's management determines that an investor is following a market- timing strategy or is otherwise engaging in excessive trading, the Fund, with or without prior notice, may temporarily or permanently terminate the availability of Fund Exchanges, or reject in whole or part of any purchase or exchange request, with respect to such investor's account. Such investors also may be barred from purchasing other funds in the Dreyfus Family of Funds. Generally, an investor who makes more than four exchanges out of the Fund during any calendar year or who makes exchanges that appear to coincide with a market-timing strategy may be deemed to be engaged in excessive trading. Accounts under common ownership or control will be considered as one account for purposes of determining a pattern of excessive trading. In addition, a Term Fund may refuse or restrict purchase or exchange requests by any person or group if, in the judgment of the Fund's management, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Fund receives or anticipates receiving simultaneous orders that may significantly affect the Fund (e.g., amounts equal to 1% or more of the Fund's total assets). If an exchange request is refused, the Fund will take no other action with respect to the shares until it receives further instructions from the investor. A Term Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund. The Funds' policy on excessive trading applies to investors who invest in the Funds directly or through financial intermediaries, but does not apply to the Dreyfus Auto-Exchange Privilege, to any automatic investment or withdrawal privilege described herein, or to participants in employer-sponsored retirement plans.

          During times of drastic economic or market conditions, a Term Fund may suspend Fund Exchanges temporarily without notice and treat exchange requests based on their separate components--redemption orders with a simultaneous request to purchase the other fund's shares. In such a case, the redemption request would be processed at the Fund's next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.

          To offset the relatively higher costs of servicing smaller accounts, each Fund will charge regular accounts with balances below $2,000 an annual fee of $12. The valuation of accounts and the deductions are expected to take place during the last four months of each year. The fee will be waived for any investor whose aggregate Dreyfus mutual fund investments total at least $25,000, and will not apply to IRA accounts or to accounts participating in automatic investment programs or opened through a securities dealer, bank or other financial institution, or to other fiduciary accounts.


          Each Fund sends annual semi-annual financial statements to all its shareholders.


          Effective October 1, 1991, the Short Term Fund changed its investment objective from that of providing investors with as high a level of current income, free of U.S. Federal income tax and U.S. tax withholding requirements for qualifying foreign investors, as is consistent with the preservation of capital by investing in obligations of the U.S. Government and its agencies and instrumentalities, to its current investment objective. Effective October 24, 1991, the Intermediate Term Fund and the Long Term Fund each changed their investment objective from that of providing investors with as high a level of current income as is consistent with the preservation of capital by investing in obligations of the U.S. Government and its agencies and instrumentalities that provide interest income exempt from state and local income taxes, to its current investment objective. Effective May 15, 1998, each Term Fund changed its management policies from investing solely in U.S. Treasury securities to its present management policies.

                        COUNSEL AND INDEPENDENT AUDITORS


          Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for each Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Funds' combined Prospectus.


         _________________, independent auditors, __________________, _________,
_________ _____, have been selected as independent auditors of each Fund.

                      DREYFUS U.S. TREASURY SHORT TERM FUND

                            PART C. OTHER INFORMATION
                            -------------------------


Item 23.  Exhibits
-------   ----------

  (a) Registrant's Agreement and Declaration of Trust and Articles of Amendment are incorporated by reference to Exhibit (1) of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on October 19, 1993, and Exhibit (1)(b) of Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed on May 1, 1998.

  (b) Registrant's By-Laws, as amended, are incorporated by reference to Exhibit (2) of Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed on May 1, 1998.

  (d) Management Agreement is incorporated by reference to Exhibit (5) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on February 28, 1995.

  (e) Distribution Agreement is incorporated by reference to Exhibit (6) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on February 28, 1995.

  (g)     Custody Agreement is incorporated by reference to
          Exhibit 8 of Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A, filed on April 17, 1996.

  (h) Shareholder Services Plan is incorporated by reference to Exhibit (9) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on February 28, 1995.

  (i) Opinion and consent of Registrant's counsel is incorporated by reference to Exhibit (10) of Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A, filed on April 14, 1994.

  (j)     Consent of Independent Auditors.*

  (n)     Financial Data Schedule.*

-----------------------
* To be filed by amendment.

          Other Exhibits
          --------------

               (a) Powers of Attorney of the Board members and officers are incorporated by reference to Other Exhibits (a) of Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed on May 1, 1998.

               (b) Certificate of Secretary is incorporated by reference to Other Exhibits (b) of Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed on May 1, 1998.

Item 24.  Persons Controlled by or under Common Control with Registrant.
-------   --------------------------------------------------------------

          Not Applicable

Item 25.  Indemnification
-------   ---------------

          The Statement as to the general effect of any contract, arrangements or statute under which a director, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection, is incorporated by reference to
          Item 27 of Part C of Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed on May 1, 1998.

          Reference is also made to the Distribution Agreement attached as Exhibit (6) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on February 28, 1995.

Item 26.  Business and Other Connections of Investment Adviser.
-------   ----------------------------------------------------

          The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer. Dreyfus Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.


          Officers and Directors of Investment Adviser
Name and Position
With Dreyfus                    Other Businesses                      Position Held            Dates

Christopher M. Condron          Mellon Preferred                      Director                 3/96 - 11/96
Chairman of the Board and       Capital Corporation*
Chief Executive Officer
                                TBCAM Holdings, Inc.*                 President                10/97 - 6/98
                                                                      Chairman                 10/97 - 6/98

                                The Boston Company                    Chairman                 1/98 - 6/98
                                Asset Management, LLC*                President                1/98 - 6/98

                                The Boston Company                    President                9/95 - 1/98
                                Asset Management, Inc.*               Chairman                 4/95 - 1/98
                                                                      Chief Executive Officer  4/95 - 4/97

                                Pareto Partners                       Partner Representative   11/95 - 5/97
                                271 Regent Street
                                London, England W1R 8PP

                                Franklin Portfolio Holdings, Inc.*    Director                 1/97 - Present

                                Franklin Portfolio
                                Associates Trust*                     Trustee                  9/95 - 1/97

                                Certus Asset Advisors Corp.**
                                                                      Director                 6/95 - Present

                                The Boston Company of                 Director                 6/95 - 4/96
                                Southern California                   Chief Executive Officer  6/95 - 4/96
                                Los Angeles, CA

                                Mellon Capital Management             Director                 5/95 - Present
                                Corporation***

                                Mellon Bond Associates, LLP+          Executive Committee      1/98 - Present
                                                                      Member


                                Mellon Bond Associates+               Trustee                  5/95 -1/98

                                Mellon Equity Associates, LLP+        Executive Committee      1/98 - Present
                                                                      Member

                                Mellon Equity Associates+             Trustee                  5/95 - 1/98

                                Boston Safe Advisors, Inc.*           Director                 5/95 - Present
                                                                      President                5/95 - Present

                                Access Capital Strategies Corp.       Director                 5/95 - 1/97
                                124 Mount Auburn Street
                                Suite 200 North
                                Cambridge, MA 02138

                                Mellon Bank, N.A. +                   Chief Operating Officer  3/98 - Present
                                                                      President                3/98 - Present
                                                                      Vice Chairman            11/94 - Present

                                Mellon Bank Corporation+              Chief Operating Officer  1/99 - Present
                                                                      President                1/99 - Present
                                                                      Director                 1/98 - Present
                                                                      Vice Chairman            11/94 - 1/99

                                The Boston Company Financial          Director                 4/94- 8/96
                                Services, Inc.*                       President                4/94 - 8/96

                                The Boston Company, Inc.*             Vice Chairman            1/94 - Present
                                                                      Director                 5/93 - Present

                                Laurel Capital Advisors, LLP+         Exec. Committee          1/98 - Present
                                                                      Member

                                Laurel Capital Advisors+              Trustee                  10/93 - 1/98

                                Boston Safe Deposit and Trust         Chairman                 3/93 - 2/96
                                Company of CA                         Chief Executive Officer  6/93 - 2/96
                                Los Angeles, CA                       Director                 6/89 - 2/96

                                MY, Inc.*                             President                9/91 - 3/96
                                                                      Director                 9/91 - 3/96

                                Reco, Inc.*                           President                8/91 - 11/96
                                                                      Director                 8/91 - 11/96

                                Boston Safe Deposit and Trust         Director                 6/89 - 2/96
                                Company of NY
                                New York, NY

                                Boston Safe Deposit and Trust         President                9/89 - 6/96
                                Company*                              Director                 5/93 -Present

                                The Boston Company Financial          President                6/89 - Present
                                Strategies, Inc. *                    Director                 6/89 - Present

                                The  Boston Company Financial         President                6/89 - 1/97
                                Strategies Group, Inc. *              Director                 6/89- 1/97

Mandell L. Berman               Self-Employed                         Real Estate Consultant,  11/74 - Present
Director                        29100 Northwestern Highway            Residential Builder and
                                Suite 370                             Private Investor
                                Southfield, MI 48034

Burton C. Borgelt               DeVlieg Bullard, Inc.                 Director                 1/93 - Present
Director                        1 Gorham Island
                                Westport, CT 06880

                                Mellon Bank Corporation+              Director                 6/91 - Present

                                Mellon Bank, N.A. +                   Director                 6/91 - Present

                                Dentsply International, Inc.          Director                 2/81 - Present
                                570 West College Avenue               Chief Executive Officer  2/81 - 12/96
                                York, PA                              Chairman                 3/89 - 1/96

Stephen E. Canter               Dreyfus Investment                    Chairman of the Board    1/97 - Present
President, Chief Operating      Advisors, Inc.++                      Director                 5/95 - Present
Officer, Chief Investment                                             President                5/95 - Present
Officer, and Director
                                Founders Asset Management, LLC        Acting Chief Executive   7/98 - 12/98
                                2930 East Third Ave.                  Officer
                                Denver, CO 80206

                                The Dreyfus Trust Company+++          Director                 6/95 - Present

Thomas F. Eggers                Dreyfus Service Corporation++         Executive Vice President 4/96 - Present
Vice Chairman - Institutional                                         Director                 9/96 - Present
and Director

Steven G. Elliott               Mellon Bank Corporation+              Senior Vice Chairman     1/99 - Present
Director                                                              Chief Financial Officer  1/90 - Present
                                                                      Vice Chairman            6/92 - 1/99
                                                                      Treasurer                1/90 - 5/98

                                Mellon Bank, N.A.+                    Senior Vice Chairman     3/98 - Present
                                                                      Vice Chairman            6/92 - 3/98
                                                                      Chief Financial Officer  1/90 - Present

                                Mellon EFT Services Corporation       Director                 10/98 - Present
                                Mellon Bank Center, 8th Floor
                                1735 Market Street
                                Philadelphia, PA 19103

                                Mellon Financial Services             Director                 1/96 - Present
                                Corporation #1                        Vice President           1/96 - Present
                                Mellon Bank Center, 8th Floor
                                1735 Market Street
                                Philadelphia, PA 19103

                                Boston Group Holdings, Inc.*          Vice President           5/93 - Present

                                APT Holdings Corporation              Treasurer                12/87 - Present
                                Pike Creek Operations Center
                                4500 New Linden Hill Road
                                Wilmington, DE 19808

                                Allomon Corporation                   Director                 12/87 - Present
                                Two Mellon Bank Center
                                Pittsburgh, PA 15259

                                Collection Services Corporation       Controller               10/90 - Present
                                500 Grant Street                      Director                 9/88 - Present
                                Pittsburgh, PA 15258                  Vice President           9/88 - Present
                                                                      Treasurer                9/88 - Present

                                Mellon Financial Company+             Principal Exec. Officer  1/88 - Present
                                                                      Chief Financial Officer  8/87 - Present
                                                                      Director                 8/87 - Present
                                                                      President                8/87 - Present

                                Mellon Overseas Investments           Director                 4/88 - Present
                                Corporation+                          Chairman                 7/89 - 11/97
                                                                      President                4/88 - 11/97
                                                                      Chief Executive Officer  4/88 - 11/97

                                Mellon International Investment       Director                 9/89 - 8/97
                                Corporation+

                                Mellon Financial Services             Treasurer                12/87 - Present
                                Corporation # 5+

Lawrence S. Kash                Dreyfus Investment                    Director                 4/97 - Present
Vice Chairman                   Advisors, Inc.++
And Director
                                Dreyfus Brokerage Services, Inc.      Chairman                 11/97 - Present
                                401 North Maple Ave.                  Chief Executive Officer  11/97 - Present
                                Beverly Hills, CA

                                Dreyfus Service Corporation++         Director                 1/95 - Present
                                                                      President                9/96 - Present

                                Dreyfus Precious Metals, Inc.++ +     Director                 3/96 - 12/98
                                                                      President                10/96 - 12/98

                                Dreyfus Service                       Director                 12/94 - Present
                                Organization, Inc.++                  President                1/97 - Present
                                                                      Executive Vice President 12/94 - 1/97

                                Seven Six Seven Agency, Inc. ++       Director                 1/97 - Present

                                Dreyfus Insurance Agency of           Chairman                 5/97 - Present
                                Massachusetts, Inc.++++               President                5/97 - Present
                                                                      Director                 5/97 - Present

                                The Dreyfus Trust Company+++          Chairman                 1/97 - Present
                                                                      President                2/97 - Present
                                                                      Chief Executive Officer  2/97 - Present
                                                                      Director                 12/94 - Present

                                The Dreyfus Consumer Credit           Chairman                 5/97 - Present
                                Corporation++                         President                5/97 - Present
                                                                      Director                 12/94 - Present

                                The Boston Company Advisors*          Chairman                 8/93 - 11/95

                                The Boston Company Advisors,          Chairman                 12/95 - Present
                                Inc.                                  Chief Executive Officer  12/95 - Present
                                Wilmington, DE                        President                12/95 - Present

                                Cornice Acquisition                   Board of Managers        12/97 - Present
                                Company, LLC
                                Denver, CO

                                The Boston Company, Inc.*             Director                 5/93 - Present
                                                                      President                5/93 - Present

                                Mellon Bank, N.A.+                    Executive Vice President 2/92 - Present

                                Laurel Capital Advisors, LLP+         President                12/91 - Present
                                                                      Executive Committee      12/91 - Present
                                                                      Member

                                Boston Group Holdings, Inc.*          Director                 5/93 - Present
                                                                      President                5/93 - Present

Martin G. McGuinn               Mellon Bank Corporation+              Chairman                 1/99 - Present
Director                                                              Chief Executive Officer  1/99 - Present
                                                                      Director                 1/98 - Present
                                                                      Vice Chairman            1/90 - 1/99

                                Mellon Bank, N. A. +                  Chairman                 3/98 - Present
                                                                      Chief Executive Officer  3/98 - Present
                                                                      Director                 1/98 - Present
                                                                      Vice Chairman            1/90 - 1/99

                                Mellon Leasing Corporation+           Vice Chairman            12/96 - Present

                                Mellon Bank (DE) National             Director                 4/89 - 12/98
                                Association
                                Wilmington, DE

                                Mellon Bank (MD) National             Director                 1/96 - 4/98
                                Association
                                Rockville, Maryland

                                Mellon Financial                      Vice President           9/86  - 10/97
                                Corporation (MD)
                                Rockville, Maryland

J. David Officer                Dreyfus Service Corporation++         Executive Vice President 5/98 - Present
Vice Chairman
And Director                    Dreyfus Insurance Agency of           Director                 5/98 - Present
                                Massachusetts, Inc.++++

                                Seven Six Seven Agency, Inc.++        Director                 10/98 - Present

                                Mellon Residential Funding Corp. +    Director                 4/97 - Present

                                Mellon Trust of Florida, N.A.         Director                 8/97 - Present
                                2875 Northeast 191st Street
                                North Miami Beach, FL 33180

                                Mellon Bank, NA+                      Executive Vice President 7/96 - Present

                                The Boston Company, Inc.*             Vice Chairman            1/97 - Present
                                                                      Director                 7/96 - Present

                                Mellon Preferred Capital              Director                 11/96 - Present
                                Corporation*

                                RECO, Inc.*                           President                11/96 - Present
                                                                      Director                 11/96 - Present

                                The Boston Company Financial          President                8/96 - Present
                                Services, Inc.*                       Director                 8/96 - Present

                                Boston Safe Deposit and Trust         Director
                                Company*                              President                7/96 - Present
                                                                      Executive Vice President 7/96 - 1/99
                                                                                               1/91 - 7/96
                                Mellon Trust of New York              Director
                                1301 Avenue of the Americas                                    6/96 - Present
                                New York, NY 10019

                                Mellon Trust of California            Director                 6/96 - Present
                                400 South Hope Street
                                Suite 400
                                Los Angeles, CA 90071

                                Mellon Bank, N.A.+                    Executive Vice President 2/94 - Present

                                Mellon United National Bank           Director                 3/98 - Present
                                1399 SW 1st Ave., Suite 400
                                Miami, Florida

                                Boston Group Holdings, Inc.*          Director                 12/97 - Present

                                Dreyfus Financial Services Corp. +    Director                 9/96 - Present

                                Dreyfus Investment Services           Director                 4/96 - Present
                                Corporation+

Richard W. Sabo                 Founders Asset Management LLC         President                12/98 - Present
Director                        2930 East Third Avenue                Chief Executive Officer  12/98 - Present
                                Denver, CO. 80206

                                Prudential Securities                 Senior Vice President    07/91 - 11/98
                                New York, NY                          Regional Director        07/91 - 11/98

Richard F. Syron                American Stock Exchange               Chairman                 4/94 - Present
Director                        86 Trinity Place                      Chief Executive Officer  4/94 - Present
                                New York, NY 10006

Ronald P. O'Hanley              Franklin Portfolio Holdings, Inc.*    Director                 3/97 - Present
Vice Chairman
                                TBCAM Holdings, Inc.*                 Chairman                 6/98 - Present
                                                                      Director                 10/97 - Present

                                The Boston Company Asset              Chairman                 6/98 - Present
                                Management, LLC*                      Director                 1/98 - 6/98

                                The Boston Company Asset              Director                 2/97 - 12/97
                                Management, Inc. *

                                Boston Safe Advisors, Inc. *          Chairman                 6/97 - Present
                                                                      Director                 2/97 - Present

                                Pareto Partners                       Partner Representative   5/97 - Present
                                271 Regent Street
                                London, England W1R 8PP

                                Mellon Capital Management             Director                 5/97 -Present
                                Corporation***

                                Certus Asset Advisors Corp.**         Director                 2/97 - Present

                                Mellon Bond Associates+               Trustee                  2/97 - Present
                                                                      Chairman                 2/97 - Present

                                Mellon Equity Associates+             Trustee                  2/97 - Present
                                                                      Chairman                 2/97 - Present

                                Mellon-France Corporation+            Director                 3/97 - Present

                                Laurel Capital Advisors+              Trustee                  3/97 - Present

                                McKinsey & Company, Inc.              Partner                  8/86 - 2/97
                                Boston, MA

Mark N. Jacobs                  Dreyfus Investment                    Director                 4/97 -Present
General Counsel,                Advisors, Inc.++                      Secretary                10/77 - 7/98
Vice President, and
Secretary                       The Dreyfus Trust Company+++          Director                 3/96 - Present

                                The TruePenny Corporation++           President                10/98 - Present
                                                                      Director                 3/96 - Present

                                Lion Management, Inc.++               Director                 1/88 - 10/96
                                                                      Vice President           1/88 - 10/96
                                                                      Secretary                1/88 - 10/96

                                The Dreyfus Consumer Credit           Secretary                4/83 - 3/96
                                Corporation++

                                Dreyfus Service                       Director                 3/97 - Present
                                Organization, Inc.++                  Assistant Secretary      4/83 -3/96

                                Major Trading Corporation++           Assistant Secretary      5/81 - 8/96

William H. Maresca              The Dreyfus Trust Company+++          Director                 3/97 - Present
Controller
                                Dreyfus Service Corporation++         Chief Financial Officer  12/98 - Present

                                Dreyfus Consumer Credit Corp.++       Treasurer                10/98 - Present

                                Dreyfus Investment                    Treasurer                10/98 - Present
                                Advisors, Inc. ++

                                Dreyfus-Lincoln, Inc.                 Vice President           10/98 - Present
                                4500 New Linden Hill Road
                                Wilmington, DE 19808

                                The TruePenny Corporation++           Vice President           10/98 - Present

                                Dreyfus Precious Metals, Inc.+++      Treasurer                10/98 - 12/98

                                The Trotwood Corporation++            Vice President           10/98 - Present

                                Trotwood Hunters Corporation++        Vice President           10/98 - Present

                                Trotwood Hunters Site A Corp. ++      Vice President           10/98 - Present

                                Dreyfus Transfer, Inc.                Chief Financial Officer  5/98 - Present
                                One American Express Plaza,
                                Providence, RI 02903

                                Dreyfus Service                       Assistant  Treasurer     3/93 - Present
                                Organization, Inc.++

                                Dreyfus Insurance Agency of           Assistant Treasurer      5/98 - Present
                                Massachusetts, Inc.++++

William T. Sandalls, Jr.        Dreyfus Transfer, Inc.                Chairman                 2/97 - Present
Executive Vice President        One American Express Plaza,
                                Providence, RI 02903

                                Dreyfus Service Corporation++         Director                 1/96 - Present
                                                                      Treasurer                1/96 - 2/97
                                                                      Executive Vice President 2/97 - Present
                                                                      Chief Financial Officer  2/97 - 12/98

                                Dreyfus Investment                    Director                 1/96 - Present
                                Advisors, Inc.++                      Treasurer                1/96 - 10/98

                                Dreyfus-Lincoln, Inc.                 Director                 12/96 - Present
                                4500 New Linden Hill Road             President                1/97 - Present
                                Wilmington, DE 19808

                                Dreyfus Acquisition Corporation++     Director VP and CFO      1/96 - 8/96
                                                                      Vice President           1/96 - 8/96
                                                                      Chief Financial Officer  1/96 - 8/96

                                Lion Management, Inc.++               Director                 1/96 - 10/96
                                                                      President                1/96 - 10/96

                                Seven Six Seven Agency, Inc.++        Director                 1/96 - 10/98
                                                                      Treasurer                10/96 - 10/98

                                The Dreyfus Consumer                  Director                 1/96 - Present
                                Credit Corp.++                        Vice President           1/96 - Present
                                                                      Treasurer                1/97 - 10/98

                                Dreyfus Partnership                   President                1/97 - 6/97
                                Management, Inc.++                    Director                 1/96 - 6/97

                                Dreyfus Service Organization,         Director                 1/96 - 6/97
                                Inc.++                                Executive Vice President 1/96 - 6/97
                                                                      Treasurer                10/96 - Present

                                Dreyfus Insurance Agency of           Director                 5/97 - Present
                                Massachusetts, Inc.++++               Treasurer                5/97 - Present
                                                                      Executive Vice President 5/97 - Present

                                Major Trading Corporation++           Director                 1/96 - 8/96
                                                                      Treasurer                1/96 - 8/96

                                The Dreyfus Trust Company+++          Director                 1/96 - 4/97
                                                                      Treasurer                1/96 - 4/97
                                                                      Chief Financial Officer  1/96 - 4/97

                                Dreyfus Personal                      Director                 1/96 - 4/97
                                Management, Inc.++                    Treasurer                1/96 - 4/97


Patrice M. Kozlowski            None
Vice President - Corporate
Communications

Mary Beth Leibig                None
Vice President -
Human Resources

Andrew S. Wasser                Mellon Bank Corporation+              Vice President           1/95 - Present
Vice President -
Information Systems

Theodore A. Schachar            Dreyfus Service Corporation++         Vice President -Tax      10/96 - Present
Vice President - Tax
                                Dreyfus Investment Advisors, Inc.++   Vice President - Tax     10/96 - Present

                                Dreyfus Precious Metals, Inc. +++     Vice President - Tax     10/96 - 12/98

                                Dreyfus Service Organization, Inc.++  Vice President - Tax     10/96 - Present

Wendy Strutt                    None
Vice President

Richard Terres                  None
Vice President

James Bitetto                   The TruePenny Corporation++           Secretary                9/98 - Present
Assistant Secretary
                                Dreyfus Service Corporation++         Assistant Secretary      8/98 - Present

                                Dreyfus Investment                    Assistant Secretary      7/98 - Present
                                Advisors, Inc.++

                                Dreyfus Service                       Assistant Secretary      7/98 - Present
                                Organization, Inc.++

Steven F. Newman                Dreyfus Transfer, Inc.                Vice President           2/97 - Present
Assistant Secretary             One American Express Plaza            Director                 2/97 - Present
                                Providence, RI 02903                  Secretary                2/97 - Present

                                Dreyfus Service                       Secretary                7/98 - Present
                                Organization, Inc.++                  Assistant Secretary      5/98 - 7/98


-------------------------------
*   The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**  The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
*** The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.
+   The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++  The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++ The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.
++++The address of the business so indicated is 53 State Street, Boston, Massachusetts 02109


Item 27.  Principal Underwriters
--------  ----------------------

     (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

     1)       Comstock Partners Funds, Inc.
     2)       Dreyfus A Bonds Plus, Inc.
     3)       Dreyfus Appreciation Fund, Inc.
     4)       Dreyfus Asset Allocation Fund, Inc.
     5)       Dreyfus Balanced Fund, Inc.
     6)       Dreyfus BASIC GNMA Fund
     7)       Dreyfus BASIC Money Market Fund, Inc.
     8)       Dreyfus BASIC Municipal Fund, Inc.
     9)       Dreyfus BASIC U.S. Government Money Market Fund
     10)      Dreyfus California Intermediate Municipal Bond Fund
     11)      Dreyfus California Tax Exempt Bond Fund, Inc.
     12)      Dreyfus California Tax Exempt Money Market Fund
     13)      Dreyfus Cash Management
     14)      Dreyfus Cash Management Plus, Inc.
     15)      Dreyfus Connecticut Intermediate Municipal Bond Fund
     16)      Dreyfus Connecticut Municipal Money Market Fund, Inc.
     17)      Dreyfus Florida Intermediate Municipal Bond Fund
     18)      Dreyfus Florida Municipal Money Market Fund
     19)      The Dreyfus Fund Incorporated
     20)      Dreyfus Global Bond Fund, Inc.
     21)      Dreyfus Global Growth Fund
     22)      Dreyfus GNMA Fund, Inc.
     23)      Dreyfus Government Cash Management Funds
     24)      Dreyfus Growth and Income Fund, Inc.
     25)      Dreyfus Growth and Value Funds, Inc.
     26)      Dreyfus Growth Opportunity Fund, Inc.
     27)      Dreyfus Debt and Equity Funds
     28)      Dreyfus Index Funds, Inc.
     29)      Dreyfus Institutional Money Market Fund
     30)      Dreyfus Institutional Preferred Money Market Fund
     31)      Dreyfus Institutional Short Term Treasury Fund
     32)      Dreyfus Insured Municipal Bond Fund, Inc.
     33)      Dreyfus Intermediate Municipal Bond Fund, Inc.
     34)      Dreyfus International Funds, Inc.
     35)      Dreyfus Investment Grade Bond Funds, Inc.
     36)      Dreyfus Investment Portfolios
     37)      The Dreyfus/Laurel Funds, Inc.
     38)      The Dreyfus/Laurel Funds Trust
     39)      The Dreyfus/Laurel Tax-Free Municipal Funds
     40)      Dreyfus LifeTime Portfolios, Inc.
     41)      Dreyfus Liquid Assets, Inc.
     42)      Dreyfus Massachusetts Intermediate Municipal Bond Fund
     43)      Dreyfus Massachusetts Municipal Money Market Fund
     44)      Dreyfus Massachusetts Tax Exempt Bond Fund
     45)      Dreyfus MidCap Index Fund
     46)      Dreyfus Money Market Instruments, Inc.
     47)      Dreyfus Municipal Bond Fund, Inc.
     48)      Dreyfus Municipal Cash Management Plus
     49)      Dreyfus Municipal Money Market Fund, Inc.
     50)      Dreyfus New Jersey Intermediate Municipal Bond Fund
     51)      Dreyfus New Jersey Municipal Bond Fund, Inc.
     52)      Dreyfus New Jersey Municipal Money Market Fund, Inc.
     53)      Dreyfus New Leaders Fund, Inc.
     54)      Dreyfus New York Insured Tax Exempt Bond Fund
     55)      Dreyfus New York Municipal Cash Management
     56)      Dreyfus New York Tax Exempt Bond Fund, Inc.
     57)      Dreyfus New York Tax Exempt Intermediate Bond Fund
     58)      Dreyfus New York Tax Exempt Money Market Fund
     59)      Dreyfus U.S. Treasury Intermediate Term Fund
     60)      Dreyfus U.S. Treasury Long Term Fund
     61)      Dreyfus 100% U.S. Treasury Money Market Fund
     62)      Dreyfus U.S. Treasury Short Term Fund
     63)      Dreyfus Pennsylvania Intermediate Municipal Bond Fund
     64)      Dreyfus Pennsylvania Municipal Money Market Fund
     65)      Dreyfus Premier California Municipal Bond Fund
     66)      Dreyfus Premier Equity Funds, Inc.
     67)      Dreyfus Premier International Funds, Inc.
     68)      Dreyfus Premier GNMA Fund
     69)      Dreyfus Premier Worldwide Growth Fund, Inc.
     70)      Dreyfus Premier Municipal Bond Fund
     71)      Dreyfus Premier New York Municipal Bond Fund
     72)      Dreyfus Premier State Municipal Bond Fund
     73)      Dreyfus Premier Value Fund
     74)      Dreyfus Short-Intermediate Government Fund
     75)      Dreyfus Short-Intermediate Municipal Bond Fund
     76)      The Dreyfus Socially Responsible Growth Fund, Inc.
     77)      Dreyfus Stock Index Fund, Inc.
     78)      Dreyfus Tax Exempt Cash Management
     79)      The Dreyfus Third Century Fund, Inc.
     80)      Dreyfus Treasury Cash Management
     81)      Dreyfus Treasury Prime Cash Management
     82)      Dreyfus Variable Investment Fund
     83)      Dreyfus Worldwide Dollar Money Market Fund, Inc.
     84)      Founders Funds, Inc.
     85)      General California Municipal Bond Fund, Inc.
     86)      General California Municipal Money Market Fund
     87)      General Government Securities Money Market Fund, Inc.
     88)      General Money Market Fund, Inc.
     88)      General Municipal Bond Fund, Inc.
     90)      General Municipal Money Market Funds, Inc.
     91)      General New York Municipal Bond Fund, Inc.
     92)      General New York Municipal Money Market Fund

(b)
                                                             Positions and
Name and principal        Positions and offices with         offices with
business address          the Distributor                    Registrant
------------------        ---------------------------        -------------

Marie E. Connolly+        Director, President, Chief         President and
                          Executive Officer and Chief        Treasurer
                          Compliance Officer

Joseph F. Tower, III+     Director, Senior Vice President,   Vice President
                          Treasurer and Chief Financial      and Assistant
                          Officer                            Treasurer

Mary A. Nelson+           Vice President                     Vice President
                                                             and Assistant
                                                             Treasurer

Jean M. O'Leary+          Assistant Vice President,          None
                          Assistant Secretary and
                          Assistant Clerk

William J. Nutt+          Chairman of the Board              None

Michael S. Petrucelli++   Senior Vice President              Vice President,
                                                             Assistant
                                                             Treasurer, and
                                                             Assistant Secretary

Patrick W. McKeon+        Vice President                     None

Joseph A. Vignone+        Vice President                     None

--------------------------------
 +   Principal business address is 60 State Street, Boston, Massachusetts 02109.
++   Principal business address is 200 Park Avenue, New York, New York 10166.

Item 28.        Location of Accounts and Records
-------         --------------------------------

                1. First Data Investor Services Group, Inc., a subsidiary of First Data Corporation
                      P.O. Box 9671
                      Providence, Rhode Island 02940-9671

                2.    Mellon Bank, N.A.
                      One Mellon Bank Center
                      Pittsburgh, Pennsylvania 15258

                3.    Dreyfus Transfer, Inc.
                      P.O. Box 9671
                      Providence, Rhode Island 02940-9671

                4.    The Dreyfus Corporation
                      200 Park Avenue
                      New York, New York 10166

Item 29.        Management Services
-------         -------------------

                Not Applicable

Item 30.        Undertakings
-------         ------------

                None

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 25th day of February, 1999.

          DREYFUS U.S. TREASURY SHORT TERM FUND
          --------------------------------------------
          (Registrant)

          BY:  /s/Marie E. Connolly*
               ----------------------------
               Marie E. Connolly, PRESIDENT


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

       Signature                         Title                        Date
--------------------------         -------------------              ----------

/s/ Marie E. Connolly*       President and Treasurer (Principal       2/25/99
---------------------        Executive Officer)
Marie E. Connolly

/s/ Joseph F. Tower, III*    Vice President and Assistant             2/25/99
------------------------     Treasurer (Principal Financial
Joseph F. Tower, III         and Accounting Officer)

/s/ Joseph S. DiMartino*     Chairman of the Board                    2/25/99
------------------------
Joseph S. DiMartino

/s/ Gordon J. Davis*         Board Member                             2/25/99
--------------------------
Gordon J. Davis

/s/ David P. Feldman*        Board Member                             2/25/99
--------------------------
David P. Feldman

/s/ Lynn Martin*             Board Member                             2/25/99
--------------------------
Lynn Martin

/s/ Daniel Rose*             Board Member                             2/25/99
--------------------------
Daniel Rose

/s/ Philip L. Toia*          Board Member                             2/25/99
--------------------------
Philip L. Toia

/s/ Sander Vanocur*          Board Member                             2/25/99
--------------------------
Sander Vanocur

/s/ Anne Wexler*             Board Member                             2/25/99
--------------------------
Anne Wexler

/s/ Rex Wilder*              Board Member                             2/25/99
--------------------------
Rex Wilder

*BY:  /s/ Michael S. Petrucelli
      ----------------------------------
      Michael S. Petrucelli,
      Attorney-in-Fact